Semiannual Report - Financial Statements

     T. ROWE PRICE

                   PERSONAL STRATEGY
                   INCOME FUND

                   NOVEMBER 30, 2002

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--------------------------------------------------------------------------------
Unaudited

   FINANCIAL HIGHLIGHTS           For a share outstanding throughout each period
  ------------------------------------------------------------------------------

                                  6 Months                Year
                                     Ended               Ended
                                  11/30/02             5/31/02         5/31/01         5/31/00         5/31/99         5/31/98
   NET ASSET VALUE
   Beginning of period         $     12.87          $    13.14      $    13.00     $     13.35     $     13.13      $    11.98
                               -------------------------------------------------------------------------------------------------
   Investment activities
      Net investment
      income (loss)                   0.18*               0.43*           0.52*           0.54*           0.51*           0.50*
      Net realized and
      unrealized gain (loss)         (0.63)              (0.26)           0.31            0.02            0.31            1.43
                               -------------------------------------------------------------------------------------------------
      Total from investment
      activities                     (0.45)               0.17            0.83            0.56            0.82            1.93
                               -------------------------------------------------------------------------------------------------
   Distributions
      Net investment income          (0.20)              (0.44)          (0.53)          (0.54)          (0.50)          (0.50)
      Net realized gain                  -                   -           (0.16)          (0.37)          (0.10)          (0.28)
                               -------------------------------------------------------------------------------------------------
      Total distributions            (0.20)              (0.44)          (0.69)          (0.91)          (0.60)          (0.78)
                               -------------------------------------------------------------------------------------------------
   NET ASSET VALUE
   END OF PERIOD               $     12.22          $    12.87      $    13.14     $     13.00     $     13.35      $    13.13
                               =================================================================================================

   RATIOS/SUPPLEMENTAL DATA

   TOTAL RETURN^                    (3.47)%*              1.40%*          6.54%*          4.39%*          6.43%*         16.61%*
   -----------------------------------------------------------------------------------------------------------------------------
   Ratio of total expenses to
   average net assets                0.80%*[dagger]       0.90%*          0.90%*          0.90%*          0.90%*          0.95%*
   -----------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment
   income (loss) to average
   net assets                        3.00%*[dagger]       3.34%*          4.04%*          4.06%*          3.91%*          4.13%*
   -----------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate          128.8%[dagger]       115.9%           79.8%           45.4%           48.9%           30.9%
   -----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period
   (in thousands)              $  264,373           $  270,372      $  246,144     $   198,885     $   208,208      $   85,898
   -----------------------------------------------------------------------------------------------------------------------------

       ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
       * Excludes expenses in excess of an 0.80% contractual expense limitation in effect through 9/30/04, a 0.90% contractual expense limitation in effect through 5/31/02, and a 0.95% contractual expense limitation in effect through 5/31/98.
[dagger]  Annualized

The accompanying notes are an integral part of these financial statements.

              2
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--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

PORTFOLIO OF INVESTMENTS                                             SHARES/PAR         VALUE
----------------------------------------------------------------------------------------------
                                                                                 In thousands
      COMMON STOCKS 45.8%

      CONSUMER DISCRETIONARY 6.7%

      AUTO COMPONENTS 0.1%
      Brembo (EUR)                                                        7,125  $         35
      ----------------------------------------------------------------------------------------
      Denso (JPY)                                                         8,400           135
      ----------------------------------------------------------------------------------------
      Keystone Automotive *[sec]                                          2,400            38
      ----------------------------------------------------------------------------------------
      Michelin (EUR)                                                      1,477            51
      ----------------------------------------------------------------------------------------
      Safelite Glass, Class B *[square]                                     323             0
      ----------------------------------------------------------------------------------------
      Safelite Glass, Class A, Warrants, 9/29/06 *[square]                  791             0
      ----------------------------------------------------------------------------------------
      Safelite Glass, Class B, Warrants, 9/27/07 *[square]                  527             0
      ----------------------------------------------------------------------------------------
      Safelite Reality *[square]                                             22             0
      ----------------------------------------------------------------------------------------
      Strattec Security *                                                   500            24
      ----------------------------------------------------------------------------------------
                                                                                          283
                                                                                 -------------
      AUTOMOBILES 0.7%
      DaimlerChrysler (EUR)                                               2,085            76
      ----------------------------------------------------------------------------------------
      Ford Motor                                                         50,400           574
      ----------------------------------------------------------------------------------------
      Harley-Davidson                                                     4,500           218
      ----------------------------------------------------------------------------------------
      Honda Motor (JPY)                                                   5,000           188
      ----------------------------------------------------------------------------------------
      Nissan Motor (JPY)                                                 14,000           112
      ----------------------------------------------------------------------------------------
      Peugeot (EUR)                                                       2,991           135
      ----------------------------------------------------------------------------------------
      Toyota Motor (JPY)                                                 13,300           349
      ----------------------------------------------------------------------------------------
      Volkswagen (EUR)                                                    4,184           169
      ----------------------------------------------------------------------------------------
                                                                                        1,821
                                                                                 -------------
      DISTRIBUTORS 0.0%
      Cycle & Carriage (SGD)                                              8,753            17
      ----------------------------------------------------------------------------------------
                                                                                           17
                                                                                 -------------
      HOTELS, RESTAURANTS & LEISURE 0.6%
      Applebee's                                                          1,450            37
      ----------------------------------------------------------------------------------------
      BUCA *[sec]                                                         2,600            24
      ----------------------------------------------------------------------------------------
      Carnival                                                            5,900           166
      ----------------------------------------------------------------------------------------
      CEC Entertainment *                                                 1,300            41
      ----------------------------------------------------------------------------------------
      Elior (EUR)                                                         5,897            38
      ----------------------------------------------------------------------------------------
      Enterprise Inns (GBP)                                               7,784            67
      ----------------------------------------------------------------------------------------
      Hilton Group (GBP)                                                 41,406           119
      ----------------------------------------------------------------------------------------
      MGM Mirage *[sec]                                                   2,300            78
      ----------------------------------------------------------------------------------------
      Mikohn Gaming, 144A, Warrants, 8/15/08 *                               50             0
      ----------------------------------------------------------------------------------------
      O' Charley's *[sec]                                                 2,800            61
      ----------------------------------------------------------------------------------------

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
                                                                     SHARES/PAR          VALUE
-----------------------------------------------------------------------------------------------
                                                                                  In thousands
      Red Robin Gourmet Burgers *[sec]                                      300  $           4
      -----------------------------------------------------------------------------------------
      Ruby Tuesday                                                        4,300             77
      -----------------------------------------------------------------------------------------
      Sonic *[sec]                                                        3,025             65
      -----------------------------------------------------------------------------------------
      Starbucks *                                                         8,000            174
      -----------------------------------------------------------------------------------------
      Starwood Hotels & Resorts Worldwide, REIT                          16,300            413
      -----------------------------------------------------------------------------------------
      Whitbread (GBP)                                                    13,696            121
      -----------------------------------------------------------------------------------------
                                                                                         1,485
                                                                                 --------------
      HOUSEHOLD DURABLES 0.7%
      Electrolux, Series B (SEK)                                          4,821             86
      -----------------------------------------------------------------------------------------
      Funai Electric (JPY)                                                  600             73
      -----------------------------------------------------------------------------------------
      Harman International                                                4,000            249
      -----------------------------------------------------------------------------------------
      Matsushita Electric Industrial (JPY)                               10,000            102
      -----------------------------------------------------------------------------------------
      Matthews International, Class A [sec]                               6,000            137
      -----------------------------------------------------------------------------------------
      Newell Rubbermaid                                                  16,300            517
      -----------------------------------------------------------------------------------------
      Persimmon (GBP)                                                    14,894             96
      -----------------------------------------------------------------------------------------
      SEB (EUR)                                                             424             34
      -----------------------------------------------------------------------------------------
      Sony (JPY)                                                          5,500            243
      -----------------------------------------------------------------------------------------
      Thomson (EUR) *                                                     3,605             80
      -----------------------------------------------------------------------------------------
      Tupperware [sec]                                                   15,800            271
      -----------------------------------------------------------------------------------------
                                                                                         1,888
                                                                                 --------------
      INTERNET & CATALOG RETAIL 0.0%
      Alloy Online *[sec]                                                 4,800             57
      -----------------------------------------------------------------------------------------
                                                                                            57
                                                                                 --------------
      LEISURE EQUIPMENT & PRODUCTS 0.5%
      Bandai (JPY)                                                        2,400             86
      -----------------------------------------------------------------------------------------
      Brunswick                                                           3,800             80
      -----------------------------------------------------------------------------------------
      Eastman Kodak                                                      26,600            982
      -----------------------------------------------------------------------------------------
      Konica (JPY) [sec]                                                  5,000             36
      -----------------------------------------------------------------------------------------
      Sammy Corporation (JPY)                                               800             20
      -----------------------------------------------------------------------------------------
      SCP Pool *[sec]                                                     5,475            173
      -----------------------------------------------------------------------------------------
                                                                                         1,377
                                                                                 --------------
      MEDIA 2.4%
      AOL Time Warner *                                                  25,900            424
      -----------------------------------------------------------------------------------------
      Clear Channel Communications *                                     14,600            634
      -----------------------------------------------------------------------------------------
      Comcast *                                                          12,800            292
      -----------------------------------------------------------------------------------------
      Comcast, Class A *                                                 15,908            373
      -----------------------------------------------------------------------------------------
      Disney                                                             39,000            773
      -----------------------------------------------------------------------------------------
      Echostar Communications, Class A *                                  6,700            137
      -----------------------------------------------------------------------------------------

              4
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
                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Emmis Broadcasting, Class A *                                       2,000  $           46
      ------------------------------------------------------------------------------------------
      Entercom Communications *[sec]                                        800              43
      ------------------------------------------------------------------------------------------
      Getty Images *[sec]                                                   600              18
      ------------------------------------------------------------------------------------------
      Liberty Media, Class A *                                           65,364             690
      ------------------------------------------------------------------------------------------
      Mondadori (EUR)                                                     2,316              17
      ------------------------------------------------------------------------------------------
      News Corporation (AUD)                                             11,726              83
      ------------------------------------------------------------------------------------------
      News Corporation ADR [sec]                                          4,500             127
      ------------------------------------------------------------------------------------------
      Omnicom                                                             6,200             422
      ------------------------------------------------------------------------------------------
      Publicis Groupe (EUR)                                               4,043             103
      ------------------------------------------------------------------------------------------
      Reader's Digest, Class A                                           21,200             361
      ------------------------------------------------------------------------------------------
      Reed Elsevier (GBP)                                                46,944             442
      ------------------------------------------------------------------------------------------
      Scholastic *[sec]                                                   1,600              71
      ------------------------------------------------------------------------------------------
      Scripps, Class A                                                      200              16
      ------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Class A *[sec]                            4,800              67
      ------------------------------------------------------------------------------------------
      Singapore Press (SGD)                                               8,000              90
      ------------------------------------------------------------------------------------------
      TV Azteca (MXN)                                                   160,300              49
      ------------------------------------------------------------------------------------------
      Univision Communications, Class A *[sec]                            4,100             132
      ------------------------------------------------------------------------------------------
      Viacom, Class B *                                                  21,128             993
      ------------------------------------------------------------------------------------------
      Young Broadcasting, Class A *[sec]                                  2,200              32
      ------------------------------------------------------------------------------------------
                                                                                          6,435
                                                                                 ---------------
      MULTILINE RETAIL 0.9%
      AVA (EUR)                                                             811              24
      ------------------------------------------------------------------------------------------
      Debenhams (GBP)                                                     7,848              37
      ------------------------------------------------------------------------------------------
      Kohl's *                                                            4,600             315
      ------------------------------------------------------------------------------------------
      Metro (EUR)                                                         1,973              48
      ------------------------------------------------------------------------------------------
      Neiman Marcus, Class A *                                            3,100              97
      ------------------------------------------------------------------------------------------
      Nordstrom                                                          20,000             400
      ------------------------------------------------------------------------------------------
      Stein Mart *                                                          900               6
      ------------------------------------------------------------------------------------------
      Target                                                             17,900             622
      ------------------------------------------------------------------------------------------
      Wal-Mart                                                           11,600             628
      ------------------------------------------------------------------------------------------
      Wal-Mart de Mexico (MXN)                                           29,600              73
      ------------------------------------------------------------------------------------------
                                                                                          2,250
                                                                                 ---------------
      SPECIALTY RETAIL 0.7%
      Autobacs Seven (JPY)                                                2,300              48
      ------------------------------------------------------------------------------------------
      Best Buy *                                                          3,350              93
      ------------------------------------------------------------------------------------------
      Charles Vogele (CHF) *                                              1,309              29
      ------------------------------------------------------------------------------------------
      Christopher & Banks *[sec]                                          1,650              45
      ------------------------------------------------------------------------------------------
      Grupo Elektra (MXN)                                                20,000              55
      ------------------------------------------------------------------------------------------

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
                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Home Depot                                                         20,500  $          542
      ------------------------------------------------------------------------------------------
      Inditex (EUR)                                                       1,688              41
      ------------------------------------------------------------------------------------------
      Kingfisher (GBP)                                                    8,941              31
      ------------------------------------------------------------------------------------------
      Linens 'n Things *[sec]                                             2,100              52
      ------------------------------------------------------------------------------------------
      Shimachu (JPY)                                                      2,400              47
      ------------------------------------------------------------------------------------------
      Toys "R" Us *                                                      57,900             788
      ------------------------------------------------------------------------------------------
      Ultimate Electronics *[sec]                                         1,000              19
      ------------------------------------------------------------------------------------------
      Valora (CHF)                                                          328              59
      ------------------------------------------------------------------------------------------
                                                                                          1,849
                                                                                 ---------------
      TEXTILES, APPAREL, & LUXURY GOODS 0.1%
      Adidas-Salomon (EUR)                                                1,112              91
      ------------------------------------------------------------------------------------------
      Culp *                                                                800               7
      ------------------------------------------------------------------------------------------
      Dan River, Class A *                                                  700               1
      ------------------------------------------------------------------------------------------
      Stride Rite                                                         6,500              55
      ------------------------------------------------------------------------------------------
      Unifi *                                                             3,400              19
      ------------------------------------------------------------------------------------------
      Yue Yuen Industrial (HKD)                                          63,000             181
      ------------------------------------------------------------------------------------------
                                                                                            354
                                                                                 ---------------
      Total Consumer Discretionary                                                       17,816
                                                                                 ---------------

      CONSUMER STAPLES 3.4%

      BEVERAGES 0.7%
      Allied Domecq (GBP)                                                30,560             181
      ------------------------------------------------------------------------------------------
      Anheuser-Busch                                                      9,500             467
      ------------------------------------------------------------------------------------------
      Coca-Cola                                                           9,100             415
      ------------------------------------------------------------------------------------------
      Femsa UBD Units (Represents 1 Series B and
                          4 Series D shares) (MXN)                       36,400             136
      ------------------------------------------------------------------------------------------
      Heineken (EUR)                                                      1,953              74
      ------------------------------------------------------------------------------------------
      Lion Nathan (NZD)                                                  34,000             100
      ------------------------------------------------------------------------------------------
      Orkla, Series A (NOK)                                               3,959              68
      ------------------------------------------------------------------------------------------
      PepsiCo                                                             7,020             298
      ------------------------------------------------------------------------------------------
      Remy Cointreau (EUR)                                                2,832              84
      ------------------------------------------------------------------------------------------
      Sapporo Breweries (JPY) [sec]                                      10,000              17
      ------------------------------------------------------------------------------------------
                                                                                          1,840
                                                                                 ---------------
      FOOD & DRUG RETAILING 0.7%
      Carrefour (EUR)                                                     3,968             174
      ------------------------------------------------------------------------------------------
      Casey's General Stores [sec]                                        9,400             114
      ------------------------------------------------------------------------------------------
      Casino Guichard-Perrachon (EUR)                                     1,411              97
      ------------------------------------------------------------------------------------------

              6
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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      CVS                                                                26,600    $        715
      ------------------------------------------------------------------------------------------
      FamilyMart (JPY)                                                    1,800              37
      ------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Company *[sec]                         4,600              35
      ------------------------------------------------------------------------------------------
      J. Sainsbury (GBP)                                                 55,466             255
      ------------------------------------------------------------------------------------------
      Performance Food Group *[sec]                                         200               7
      ------------------------------------------------------------------------------------------
      Seneca Foods, Class A *                                               300               4
      ------------------------------------------------------------------------------------------
      Seneca Foods, Class B *                                               200               3
      ------------------------------------------------------------------------------------------
      Sysco                                                               5,100             150
      ------------------------------------------------------------------------------------------
      Walgreen                                                            1,900              55
      ------------------------------------------------------------------------------------------
      Wild Oats Markets *[sec]                                            3,400              36
      ------------------------------------------------------------------------------------------
      Woolworths (AUD)                                                   16,136             102
      ------------------------------------------------------------------------------------------
                                                                                          1,784
                                                                                   -------------
      FOOD PRODUCTS 0.9%
      American Italian Pasta, Class A *[sec]                                900              33
      ------------------------------------------------------------------------------------------
      Campbell Soup                                                      24,700             596
      ------------------------------------------------------------------------------------------
      CSM (EUR)                                                           4,187              83
      ------------------------------------------------------------------------------------------
      Dairy Crest (GBP)                                                  12,668              68
      ------------------------------------------------------------------------------------------
      General Mills                                                      19,520             871
      ------------------------------------------------------------------------------------------
      International Multifoods *[sec]                                     2,300              46
      ------------------------------------------------------------------------------------------
      Nestle (CHF)                                                        1,443             291
      ------------------------------------------------------------------------------------------
      Nippon Meat Packer (JPY)                                            7,000              63
      ------------------------------------------------------------------------------------------
      Parmalat Finanz (EUR) [sec]                                        92,784             222
      ------------------------------------------------------------------------------------------
      Unilever (GBP)                                                     27,239             242
      ------------------------------------------------------------------------------------------
                                                                                          2,515
                                                                                   -------------
      HOUSEHOLD PRODUCTS 0.5%
      Colgate Palmolive                                                  11,800             606
      ------------------------------------------------------------------------------------------
      Kao (JPY)                                                           5,000             107
      ------------------------------------------------------------------------------------------
      Kimberly-Clark                                                      8,500             428
      ------------------------------------------------------------------------------------------
      Procter & Gamble                                                    1,900             160
      ------------------------------------------------------------------------------------------
                                                                                          1,301
                                                                                   -------------
      PERSONAL PRODUCTS 0.1%
      Chattem *[sec]                                                        500              21
      ------------------------------------------------------------------------------------------
      Fancl (JPY)                                                           900              28
      ------------------------------------------------------------------------------------------
      L'Oreal (EUR)                                                       1,517             108
      ------------------------------------------------------------------------------------------
      Playtex Products *[sec]                                             2,200              24
      ------------------------------------------------------------------------------------------
                                                                                            181
                                                                                   -------------
      TOBACCO 0.5%
      Philip Morris                                                      22,650             854
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      UST                                                                14,400   $         464
      ------------------------------------------------------------------------------------------
                                                                                          1,318
                                                                                  --------------
      Total Consumer Staples                                                              8,939
                                                                                  --------------
      ENERGY 3.2%

      ENERGY EQUIPMENT & SERVICES 0.8%
      Atwood Oceanics *                                                   1,800              54
      ------------------------------------------------------------------------------------------
      Baker Hughes                                                       30,900           1,012
      ------------------------------------------------------------------------------------------
      BJ Services *                                                       7,500             251
      ------------------------------------------------------------------------------------------
      Cooper Cameron *                                                      500              26
      ------------------------------------------------------------------------------------------
      FMC Technologies *[sec]                                             4,700              91
      ------------------------------------------------------------------------------------------
      Grant Prideco *                                                       500               5
      ------------------------------------------------------------------------------------------
      Hydril *                                                            1,400              32
      ------------------------------------------------------------------------------------------
      Key Energy Services *[sec]                                          2,100              19
      ------------------------------------------------------------------------------------------
      Lone Star Technologies *[sec]                                       1,400              22
      ------------------------------------------------------------------------------------------
      National Oilwell *                                                  3,000              65
      ------------------------------------------------------------------------------------------
      Saipem (EUR)                                                        7,609              46
      ------------------------------------------------------------------------------------------
      Schlumberger                                                        5,200             230
      ------------------------------------------------------------------------------------------
      Seacor Smit *[sec]                                                  2,700             112
      ------------------------------------------------------------------------------------------
      Smedvig, Series A (NOK)                                             2,340              13
      ------------------------------------------------------------------------------------------
      Smith International *[sec]                                          8,500             289
      ------------------------------------------------------------------------------------------
      TGS Nopec Geophysical (NOK) *                                       2,024              15
      ------------------------------------------------------------------------------------------
      W-H Energy Services *                                               2,300              34
      ------------------------------------------------------------------------------------------
                                                                                          2,316
                                                                                  --------------
      OIL & GAS 2.4%
      BP (GBP)                                                           25,338             165
      ------------------------------------------------------------------------------------------
      BP ADR                                                             31,902           1,251
      ------------------------------------------------------------------------------------------
      ChevronTexaco Corp.                                                 3,049             204
      ------------------------------------------------------------------------------------------
      Cia Espanola de Petroleos (EUR)                                     8,830             154
      ------------------------------------------------------------------------------------------
      ENI (EUR)                                                          19,022             276
      ------------------------------------------------------------------------------------------
      ENI SPA ADR [sec]                                                     700              50
      ------------------------------------------------------------------------------------------
      Exxon Mobil                                                        31,286           1,089
      ------------------------------------------------------------------------------------------
      Forest Oil *                                                        2,750              73
      ------------------------------------------------------------------------------------------
      Marathon Oil                                                       28,900             578
      ------------------------------------------------------------------------------------------
      Noble Energy [sec]                                                  2,900             107
      ------------------------------------------------------------------------------------------
      Norsk Hydro (NOK)                                                   2,880             115
      ------------------------------------------------------------------------------------------
      OMV (EUR)                                                             100               9
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Petroleo Brasileiro (Petrobras) ADR [sec]                           8,100  $           98
      ------------------------------------------------------------------------------------------
      Shell Transport & Trading (GBP)                                    49,100             318
      ------------------------------------------------------------------------------------------
      Shell Transport & Trading ADR [sec]                                 9,500             366
      ------------------------------------------------------------------------------------------
      Statoil (NOK)                                                      32,874             240
      ------------------------------------------------------------------------------------------
      Tonen General Sekiyu (JPY)                                          6,000              39
      ------------------------------------------------------------------------------------------
      TotalFinaElf, Series B (EUR)                                        2,134             286
      ------------------------------------------------------------------------------------------
      TravelCenters of America, Warrants, 11/14/10 *                      1,200              12
      ------------------------------------------------------------------------------------------
      Ultra Petroleum *                                                   2,000              18
      ------------------------------------------------------------------------------------------
      Unocal                                                             20,100             596
      ------------------------------------------------------------------------------------------
      Woodside Petroleum (AUD)                                           11,159              75
      ------------------------------------------------------------------------------------------
      XTO Energy                                                          7,175             172
      ------------------------------------------------------------------------------------------
                                                                                          6,291
                                                                                 ---------------
      Total Energy                                                                        8,607
                                                                                 ---------------
      FINANCIALS 10.8%

      BANKS 4.0%
      77 Bank (JPY)                                                      16,000              60
      ------------------------------------------------------------------------------------------
      ABN Amro Holdings (EUR)                                             4,919              84
      ------------------------------------------------------------------------------------------
      Alliance & Leicester (GBP)                                         19,393             247
      ------------------------------------------------------------------------------------------
      Australia & New Zealand Banking (AUD)                              32,114             338
      ------------------------------------------------------------------------------------------
      Australia & New Zealand Banking ADR                                 1,700              89
      ------------------------------------------------------------------------------------------
      Banco Bradesco ADR [sec]                                            3,752              49
      ------------------------------------------------------------------------------------------
      Banco Papolare de Milano (EUR)                                      1,900               7
      ------------------------------------------------------------------------------------------
      Banco Santander (New shares) ADR                                    8,900             167
      ------------------------------------------------------------------------------------------
      Banco Santander Central Hispano (EUR)                              25,513             182
      ------------------------------------------------------------------------------------------
      Bank of America                                                    25,600           1,794
      ------------------------------------------------------------------------------------------
      Bank of New York                                                    8,700             264
      ------------------------------------------------------------------------------------------
      Bank of Yokohama (JPY)                                             27,000             109
      ------------------------------------------------------------------------------------------
      Bank One                                                           16,900             667
      ------------------------------------------------------------------------------------------
      Barclays (GBP)                                                     20,624             149
      ------------------------------------------------------------------------------------------
      BNP Paribas (EUR)                                                   5,035             205
      ------------------------------------------------------------------------------------------
      Boston Private Financial [sec]                                        400               8
      ------------------------------------------------------------------------------------------
      BPCI (EUR)                                                          2,344              17
      ------------------------------------------------------------------------------------------
      Capitalia (EUR)                                                    54,993              92
      ------------------------------------------------------------------------------------------
      Chittenden                                                          6,000             157
      ------------------------------------------------------------------------------------------
      Citizens Banking [sec]                                              4,800             124
      ------------------------------------------------------------------------------------------
      Commonwealth Bank of Australia (AUD)                               10,700             163
      ------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      DBS (SGD)                                                          11,978  $           76
      ------------------------------------------------------------------------------------------
      Depfa Bank (EUR)                                                    1,423              69
      ------------------------------------------------------------------------------------------
      Deutsche Bank (EUR)                                                 3,063             153
      ------------------------------------------------------------------------------------------
      Dexia (EUR)                                                         6,092              75
      ------------------------------------------------------------------------------------------
      Fifth Third Bancorp                                                 3,000             168
      ------------------------------------------------------------------------------------------
      Frankfort First                                                       300               5
      ------------------------------------------------------------------------------------------
      Glacier Bancorp                                                     1,510              35
      ------------------------------------------------------------------------------------------
      HBOS (GBP)                                                         26,518             287
      ------------------------------------------------------------------------------------------
      HSBC Holdings (GBP)                                                41,214             489
      ------------------------------------------------------------------------------------------
      IntesaBCI (EUR)                                                   100,657             219
      ------------------------------------------------------------------------------------------
      ITLA Capital *                                                        200               7
      ------------------------------------------------------------------------------------------
      Jyske Bank (DKK)                                                    2,382              60
      ------------------------------------------------------------------------------------------
      KBC Bank (EUR)                                                      2,000              66
      ------------------------------------------------------------------------------------------
      Mellon Financial                                                   29,500             886
      ------------------------------------------------------------------------------------------
      Mizuho Holdings (JPY) [sec]                                            91             102
      ------------------------------------------------------------------------------------------
      National Australia Bank (AUD)                                      15,995             294
      ------------------------------------------------------------------------------------------
      Northern Trust                                                      5,100             197
      ------------------------------------------------------------------------------------------
      Provident Bankshares                                                3,900              87
      ------------------------------------------------------------------------------------------
      Royal Bank of Scotland (GBP)                                       10,398             267
      ------------------------------------------------------------------------------------------
      SEB, Series A (SEK)                                                15,371             142
      ------------------------------------------------------------------------------------------
      Southwest Bancorp *                                                 2,900              83
      ------------------------------------------------------------------------------------------
      Svenska Handelsbanken, Series A (SEK)                              10,130             142
      ------------------------------------------------------------------------------------------
      U.S. Bancorp                                                       41,300             904
      ------------------------------------------------------------------------------------------
      Unibanco GDR [sec]                                                  4,500              39
      ------------------------------------------------------------------------------------------
      UniCredito Italiano (EUR)                                          37,373             149
      ------------------------------------------------------------------------------------------
      Valley National Bancorp [sec]                                       4,531             124
      ------------------------------------------------------------------------------------------
      Wells Fargo                                                         9,200             425
      ------------------------------------------------------------------------------------------
      WestAmerica Banc                                                    3,500             144
      ------------------------------------------------------------------------------------------
                                                                                         10,666
                                                                                 ---------------
      DIVERSIFIED FINANCIALS 3.0%
      Aiful (JPY)                                                         1,850              89
      ------------------------------------------------------------------------------------------
      American Express                                                   23,600             919
      ------------------------------------------------------------------------------------------
      BPI (EUR)                                                          21,497              46
      ------------------------------------------------------------------------------------------
      Bradford & Bingley (GBP)                                           36,483             174
      ------------------------------------------------------------------------------------------
      Citigroup                                                          43,890           1,707
      ------------------------------------------------------------------------------------------
      Fannie Mae                                                         16,100           1,015
      ------------------------------------------------------------------------------------------
      Franklin Resources                                                  2,900             107
      ------------------------------------------------------------------------------------------
      Freddie Mac                                                        21,500           1,239
      ------------------------------------------------------------------------------------------

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

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--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      GIMV (EUR)                                                          1,600  $           31
      ------------------------------------------------------------------------------------------
      Goldman Sachs Group                                                 3,400             268
      ------------------------------------------------------------------------------------------
      ING Groep (EUR)                                                     8,784             167
      ------------------------------------------------------------------------------------------
      Legg Mason                                                          2,500             129
      ------------------------------------------------------------------------------------------
      Macquarie Bank (AUD)                                               16,105             217
      ------------------------------------------------------------------------------------------
      Merrill Lynch                                                       8,300             361
      ------------------------------------------------------------------------------------------
      Morgan Stanley                                                      9,600             434
      ------------------------------------------------------------------------------------------
      Promise (JPY)                                                       2,800             103
      ------------------------------------------------------------------------------------------
      Schwab Charles                                                      9,800             113
      ------------------------------------------------------------------------------------------
      SLM Corporation                                                     2,900             283
      ------------------------------------------------------------------------------------------
      State Street                                                       11,300             509
      ------------------------------------------------------------------------------------------
                                                                                          7,911
                                                                                 ---------------
      INSURANCE 2.7%
      Allianz (EUR)                                                         782              87
      ------------------------------------------------------------------------------------------
      Allstate                                                            1,500              59
      ------------------------------------------------------------------------------------------
      AMBAC                                                               1,700             106
      ------------------------------------------------------------------------------------------
      American International Group                                       18,317           1,193
      ------------------------------------------------------------------------------------------
      AMP (AUD)                                                           6,800              50
      ------------------------------------------------------------------------------------------
      Aviva (GBP) *                                                       4,978              42
      ------------------------------------------------------------------------------------------
      AXA (EUR)                                                           5,904              95
      ------------------------------------------------------------------------------------------
      AXA Asia Pacific (AUD)                                             85,410             120
      ------------------------------------------------------------------------------------------
      Berkshire Hathaway *                                                    1              72
      ------------------------------------------------------------------------------------------
      Brown and Brown                                                     3,500             121
      ------------------------------------------------------------------------------------------
      CNP Assurances (EUR)                                                4,469             160
      ------------------------------------------------------------------------------------------
      Hannover Reckversi (EUR) *[sec]                                     2,133              50
      ------------------------------------------------------------------------------------------
      Harleysville Group                                                  1,600              42
      ------------------------------------------------------------------------------------------
      Hartford Financial Services Group                                   3,500             172
      ------------------------------------------------------------------------------------------
      Horace Mann Educators [sec]                                         8,400             134
      ------------------------------------------------------------------------------------------
      Markel *                                                              400              80
      ------------------------------------------------------------------------------------------
      Marsh & McLennan                                                    9,700             458
      ------------------------------------------------------------------------------------------
      Millea Holdings (JPY)                                                  14             108
      ------------------------------------------------------------------------------------------
      Mitsui Sumitomo Insurance (JPY)                                    27,000             117
      ------------------------------------------------------------------------------------------
      Munich Re (EUR)                                                       519              72
      ------------------------------------------------------------------------------------------
      Ohio Casualty *[sec]                                                7,600              98
      ------------------------------------------------------------------------------------------
      PartnerRe                                                           2,700             137
      ------------------------------------------------------------------------------------------
      Progressive Corporation                                             4,000             227
      ------------------------------------------------------------------------------------------
      Prudential (GBP)                                                   11,807              98
      ------------------------------------------------------------------------------------------
      RAS (EUR)                                                          16,721             209
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Royal & Sun Alliance (GBP)                                         34,052  $           78
      ------------------------------------------------------------------------------------------
      SAFECO                                                             25,600             926
      ------------------------------------------------------------------------------------------
      Selective Insurance [sec]                                           2,800              72
      ------------------------------------------------------------------------------------------
      St. Paul Companies                                                 12,200             454
      ------------------------------------------------------------------------------------------
      Travelers, Class A *                                               10,136             162
      ------------------------------------------------------------------------------------------
      Triad Guaranty *[sec]                                               1,000              40
      ------------------------------------------------------------------------------------------
      UnumProvident                                                      27,100             462
      ------------------------------------------------------------------------------------------
      W. R. Berkley                                                       3,850             152
      ------------------------------------------------------------------------------------------
      XL Capital                                                          7,600             629
      ------------------------------------------------------------------------------------------
                                                                                          7,082
                                                                                 ---------------
      REAL ESTATE 1.1%
      AMP Diversified Property (AUD)                                     30,615              45
      ------------------------------------------------------------------------------------------
      Arden Realty, REIT                                                  3,000              67
      ------------------------------------------------------------------------------------------
      CapitaLand (SGD)                                                   11,000               7
      ------------------------------------------------------------------------------------------
      Corio (EUR)                                                         2,740              72
      ------------------------------------------------------------------------------------------
      EastGroup Properties, REIT [sec]                                    2,900              72
      ------------------------------------------------------------------------------------------
      Essex Property Trust, REIT [sec]                                      200              10
      ------------------------------------------------------------------------------------------
      Federal Realty Investment Trust, REIT                              20,400             557
      ------------------------------------------------------------------------------------------
      Gables Residential Trust, REIT [sec]                                2,700              67
      ------------------------------------------------------------------------------------------
      General Property Trust (AUD)                                      120,355             194
      ------------------------------------------------------------------------------------------
      Glenborough Realty Trust, REIT                                      3,300              57
      ------------------------------------------------------------------------------------------
      Goldcrest (JPY)                                                     1,200              27
      ------------------------------------------------------------------------------------------
      Land Securities Group (GBP)                                         3,590              43
      ------------------------------------------------------------------------------------------
      LaSalle Hotel Properties                                            1,700              22
      ------------------------------------------------------------------------------------------
      Manufactured Home Communities, REIT                                 1,000              29
      ------------------------------------------------------------------------------------------
      Metrovacesa (EUR)                                                   5,970             129
      ------------------------------------------------------------------------------------------
      Parkway Properties, REIT                                            2,200              79
      ------------------------------------------------------------------------------------------
      Reckson Associates Realty, REIT [sec]                              19,800             403
      ------------------------------------------------------------------------------------------
      Reckson Associates Realty, Class B, REIT [sec]                        671              14
      ------------------------------------------------------------------------------------------
      Simon Property Group, REIT                                         16,468             555
      ------------------------------------------------------------------------------------------
      Sun Hung Kai Properties (HKD)                                      22,000             147
      ------------------------------------------------------------------------------------------
      Washington, REIT [sec]                                              3,400              86
      ------------------------------------------------------------------------------------------
      Wereldhave (EUR)                                                    1,614              84
      ------------------------------------------------------------------------------------------
      Westfield Trust (AUD)                                              70,400             136
      ------------------------------------------------------------------------------------------
                                                                                          2,902
                                                                                 ---------------
      Total Financials                                                                   28,561
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      HEALTH CARE 5.3%

      BIOTECHNOLOGY 0.4%
      Abgenix *                                                             100  $            1
      ------------------------------------------------------------------------------------------
      Alexion Pharmaceutical *                                              200               3
      ------------------------------------------------------------------------------------------
      Alkermes *[sec]                                                     3,000              27
      ------------------------------------------------------------------------------------------
      Amgen *                                                             6,800             321
      ------------------------------------------------------------------------------------------
      Cephalon *[sec]                                                     1,281              70
      ------------------------------------------------------------------------------------------
      CSL (AUD)                                                           2,632              31
      ------------------------------------------------------------------------------------------
      Cubist Pharmaceuticals *[sec]                                         400               5
      ------------------------------------------------------------------------------------------
      CV Therapeutics *                                                     200               5
      ------------------------------------------------------------------------------------------
      Deltagen *                                                            900               1
      ------------------------------------------------------------------------------------------
      Exelixis *[sec]                                                     1,200              11
      ------------------------------------------------------------------------------------------
      Gilead Sciences *                                                   1,700              67
      ------------------------------------------------------------------------------------------
      IDEC Pharmaceuticals *[sec]                                           700              23
      ------------------------------------------------------------------------------------------
      Incyte Genomics *[sec]                                                600               3
      ------------------------------------------------------------------------------------------
      MedImmune *                                                         8,600             227
      ------------------------------------------------------------------------------------------
      Neurocrine Biosciences *[sec]                                       1,200              55
      ------------------------------------------------------------------------------------------
      NPS Pharmaceuticals *[sec]                                          1,000              29
      ------------------------------------------------------------------------------------------
      OSI Pharmaceuticals *[sec]                                            400               9
      ------------------------------------------------------------------------------------------
      QIAGEN (EUR) *[sec]                                                   451               3
      ------------------------------------------------------------------------------------------
      Regeneron Pharmaceuticals *[sec]                                      400               9
      ------------------------------------------------------------------------------------------
      Triangle Pharmaceuticals *                                          4,500              21
      ------------------------------------------------------------------------------------------
      Trimeris *[sec]                                                     1,000              48
      ------------------------------------------------------------------------------------------
      Tularik *                                                           1,100              10
      ------------------------------------------------------------------------------------------
      Versicor *[sec]                                                     1,100              12
      ------------------------------------------------------------------------------------------
      Vertex Pharmaceuticals *                                              596              11
      ------------------------------------------------------------------------------------------
      ViroPharma *[sec]                                                     400               1
      ------------------------------------------------------------------------------------------
                                                                                          1,003
                                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
      Baxter International                                                5,800             186
      ------------------------------------------------------------------------------------------
      Biomet                                                                700              19
      ------------------------------------------------------------------------------------------
      Edwards Lifesciences *[sec]                                         2,600              69
      ------------------------------------------------------------------------------------------
      EPIX Medical *[sec]                                                   700               7
      ------------------------------------------------------------------------------------------
      Guidant *                                                             700              21
      ------------------------------------------------------------------------------------------
      Inhale Therapeutic Systems *[sec]                                   1,000               9
      ------------------------------------------------------------------------------------------
      Medtronic                                                           5,000             234
      ------------------------------------------------------------------------------------------
      Nobel Biocare (SEK) *                                                 368              20
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Radiometer (DKK)                                                    1,600  $           64
      ------------------------------------------------------------------------------------------
      Sola *                                                                500               6
      ------------------------------------------------------------------------------------------
      Steris *                                                            2,600              59
      ------------------------------------------------------------------------------------------
      Tecan (CHF)                                                         1,026              33
      ------------------------------------------------------------------------------------------
      Wilson Greatbatch Technologies *[sec]                               1,900              55
      ------------------------------------------------------------------------------------------
                                                                                            782
                                                                                 ---------------
      HEALTH CARE PROVIDERS & SERVICES 1.1%
      AmeriPath *[sec]                                                    3,200              54
      ------------------------------------------------------------------------------------------
      AmerisourceBergen                                                   2,600             151
      ------------------------------------------------------------------------------------------
      AMN Healthcare Services *                                             200               4
      ------------------------------------------------------------------------------------------
      Cardinal Health                                                     4,850             298
      ------------------------------------------------------------------------------------------
      Cross Country *[sec]                                                  700              12
      ------------------------------------------------------------------------------------------
      Gehe (EUR)                                                          2,818             102
      ------------------------------------------------------------------------------------------
      HCA                                                                 7,900             317
      ------------------------------------------------------------------------------------------
      Henry Schein *                                                      2,800             119
      ------------------------------------------------------------------------------------------
      Hooper Holmes                                                       6,800              39
      ------------------------------------------------------------------------------------------
      Laboratory Corporation of America *[sec]                              800              19
      ------------------------------------------------------------------------------------------
      Lifeline Systems *                                                  1,100              23
      ------------------------------------------------------------------------------------------
      Maximus *[sec]                                                      4,100             115
      ------------------------------------------------------------------------------------------
      Orthodontic Centers of America *[sec]                                 600               8
      ------------------------------------------------------------------------------------------
      Renal Care Group *                                                  1,050              33
      ------------------------------------------------------------------------------------------
      Suzuken (JPY)                                                       1,600              37
      ------------------------------------------------------------------------------------------
      Tenet Healthcare *                                                    750              14
      ------------------------------------------------------------------------------------------
      UnitedHealth Group                                                 13,900           1,132
      ------------------------------------------------------------------------------------------
      Wellpoint Health Networks *                                         5,600             369
      ------------------------------------------------------------------------------------------
                                                                                          2,846
                                                                                 ---------------
      PHARMACEUTICALS 3.5%
      Abbott Laboratories                                                11,200             490
      ------------------------------------------------------------------------------------------
      Allergan                                                            1,100              65
      ------------------------------------------------------------------------------------------
      AstraZeneca (GBP)                                                   5,832             222
      ------------------------------------------------------------------------------------------
      Aventis (EUR)                                                       6,610             367
      ------------------------------------------------------------------------------------------
      Biovail *                                                           4,100             136
      ------------------------------------------------------------------------------------------
      Bristol-Myers Squibb                                                  400              11
      ------------------------------------------------------------------------------------------
      Eisai (JPY)                                                         5,000             103
      ------------------------------------------------------------------------------------------
      Eli Lilly                                                           2,300             157
      ------------------------------------------------------------------------------------------
      Eon Labs *[sec]                                                       800              19
      ------------------------------------------------------------------------------------------
      Forest Labs *                                                       2,300             247
      ------------------------------------------------------------------------------------------
      Galen (GBP)                                                        11,512              96
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      GlaxoSmithKline (GBP) *                                            21,161  $          396
      ------------------------------------------------------------------------------------------
      GlaxoSmithKline ADR                                                 5,200             197
      ------------------------------------------------------------------------------------------
      Guilford Pharmaceuticals *[sec]                                       200               1
      ------------------------------------------------------------------------------------------
      Hisamitsu Pharmaceutical (JPY)                                      5,000              66
      ------------------------------------------------------------------------------------------
      Hoechst (EUR)                                                       2,031              82
      ------------------------------------------------------------------------------------------
      Johnson & Johnson                                                  14,700             838
      ------------------------------------------------------------------------------------------
      Medicines Company *[sec]                                            1,100              18
      ------------------------------------------------------------------------------------------
      Merck                                                              16,800             998
      ------------------------------------------------------------------------------------------
      Novartis (CHF)                                                     11,591             431
      ------------------------------------------------------------------------------------------
      Noven Pharmaceuticals *[sec]                                        3,500              37
      ------------------------------------------------------------------------------------------
      Novo Nordisk (DKK)                                                  1,025              31
      ------------------------------------------------------------------------------------------
      Pfizer                                                             47,825           1,508
      ------------------------------------------------------------------------------------------
      Pharmacia                                                           8,265             350
      ------------------------------------------------------------------------------------------
      Sanofi-Synthelabo (EUR)                                             1,590              94
      ------------------------------------------------------------------------------------------
      Schering Plough                                                    38,200             866
      ------------------------------------------------------------------------------------------
      Schwarz Pharma (EUR)                                                7,508             236
      ------------------------------------------------------------------------------------------
      Shire Pharmaceuticals (GBP) *                                       8,349              57
      ------------------------------------------------------------------------------------------
      Takeda Chemical Industries (JPY)                                    4,000             168
      ------------------------------------------------------------------------------------------
      Wyeth                                                              28,260           1,086
      ------------------------------------------------------------------------------------------
                                                                                          9,373
                                                                                 ---------------
      Total Health Care                                                                  14,004
                                                                                 ---------------

      INDUSTRIALS & BUSINESS SERVICES 5.7%

      AEROSPACE & DEFENSE 0.1%
      Armor Holdings *[sec]                                               5,700              82
      ------------------------------------------------------------------------------------------
      European Aeronautic Defense & Space (EUR)                           7,158              91
      ------------------------------------------------------------------------------------------
      Honeywell International                                             5,000             129
      ------------------------------------------------------------------------------------------
      Thales (EUR)                                                        1,256              35
      ------------------------------------------------------------------------------------------
                                                                                            337
                                                                                 ---------------
      AIR FREIGHT & LOGISTICS 0.2%
      C.H. Robinson Worldwide                                               200               6
      ------------------------------------------------------------------------------------------
      Expeditors International of Washington [sec]                        2,100              70
      ------------------------------------------------------------------------------------------
      Forward Air *[sec]                                                  2,400              46
      ------------------------------------------------------------------------------------------
      Pacer International *[sec]                                          2,900              38
      ------------------------------------------------------------------------------------------
      Ryder System                                                        2,600              60
      ------------------------------------------------------------------------------------------
      UPS, Class B                                                        3,000             190
      ------------------------------------------------------------------------------------------
      UTi Worldwide [sec]                                                 2,600              56
      ------------------------------------------------------------------------------------------
                                                                                            466
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      AIRLINES 0.0%
      Frontier Airlines *[sec]                                            2,500  $           14
      ------------------------------------------------------------------------------------------
      Midwest Express Holdings *[sec]                                     2,100              14
      ------------------------------------------------------------------------------------------
      Singapore Airlines (SGD)                                           15,400              94
      ------------------------------------------------------------------------------------------
                                                                                            122
                                                                                 ---------------
      BUILDING PRODUCTS 0.0%
      Central Glass (JPY)                                                10,000              47
      ------------------------------------------------------------------------------------------
      Simpson Manufacturing *                                             1,800              61
      ------------------------------------------------------------------------------------------
                                                                                            108
                                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES 2.1%
      Apollo Group, Class A *                                             7,500             309
      ------------------------------------------------------------------------------------------
      Automatic Data Processing                                           6,900             300
      ------------------------------------------------------------------------------------------
      BISYS Group *                                                       2,500              51
      ------------------------------------------------------------------------------------------
      Brambles (GBP)                                                     40,362              93
      ------------------------------------------------------------------------------------------
      Buhrmann (EUR)                                                      5,238              24
      ------------------------------------------------------------------------------------------
      Cendant *                                                          10,400             131
      ------------------------------------------------------------------------------------------
      Central Parking                                                     5,300             103
      ------------------------------------------------------------------------------------------
      Choicepoint *                                                         800              30
      ------------------------------------------------------------------------------------------
      CompX International [sec]                                           1,400              12
      ------------------------------------------------------------------------------------------
      Concord EFS *                                                      18,600             279
      ------------------------------------------------------------------------------------------
      Consolidated Graphics *                                               100               2
      ------------------------------------------------------------------------------------------
      Davis Service (GBP)                                                21,563             108
      ------------------------------------------------------------------------------------------
      Electro Rent *                                                      2,000              24
      ------------------------------------------------------------------------------------------
      First Data                                                         28,136             974
      ------------------------------------------------------------------------------------------
      Fiserv *                                                            4,600             156
      ------------------------------------------------------------------------------------------
      G&K Services, Class A                                               2,300              78
      ------------------------------------------------------------------------------------------
      Global Payments                                                     2,700              78
      ------------------------------------------------------------------------------------------
      H&R Block                                                           9,800             376
      ------------------------------------------------------------------------------------------
      Herman Miller [sec]                                                 4,500              90
      ------------------------------------------------------------------------------------------
      Ionics *[sec]                                                         400               9
      ------------------------------------------------------------------------------------------
      Iron Mountain *[sec]                                                5,800             192
      ------------------------------------------------------------------------------------------
      Layne Christensen *                                                   500               4
      ------------------------------------------------------------------------------------------
      New England Business Service                                        3,200              71
      ------------------------------------------------------------------------------------------
      Paychex                                                             2,400              70
      ------------------------------------------------------------------------------------------
      R.R. Donnelley                                                     33,900             721
      ------------------------------------------------------------------------------------------
      Resources Connection *[sec]                                         3,800              70
      ------------------------------------------------------------------------------------------
      Securitas, Series B (SEK)                                           3,506              53
      ------------------------------------------------------------------------------------------
      SOURCECORP *[sec]                                                   2,100              41
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Spherion *[sec]                                                     4,000  $           28
      ------------------------------------------------------------------------------------------
      Tetra Tech *[sec]                                                   5,676              70
      ------------------------------------------------------------------------------------------
      United Stationers *                                                 3,100             101
      ------------------------------------------------------------------------------------------
      Waste Management                                                   35,206             877
      ------------------------------------------------------------------------------------------
      Waterlink *                                                         2,600               0
      ------------------------------------------------------------------------------------------
      Weight Watchers *[sec]                                                800              36
      ------------------------------------------------------------------------------------------
      West Corporation *                                                  1,000              17
      ------------------------------------------------------------------------------------------
                                                                                          5,578
                                                                                 ---------------
      CONSTRUCTION & ENGINEERING 0.1%
      Eiffage (EUR)                                                         310              23
      ------------------------------------------------------------------------------------------
      HOCHTIEF (EUR)                                                      1,726              24
      ------------------------------------------------------------------------------------------
      Insituform Technologies, Class A *[sec]                             2,700              51
      ------------------------------------------------------------------------------------------
      JGC (JPY)                                                          10,000              59
      ------------------------------------------------------------------------------------------
      Megachips (JPY)                                                     1,000              15
      ------------------------------------------------------------------------------------------
                                                                                            172
                                                                                 ---------------
      ELECTRICAL EQUIPMENT 0.3%
      A.O. Smith                                                          5,350             143
      ------------------------------------------------------------------------------------------
      American Superconductor *[sec]                                        800               3
      ------------------------------------------------------------------------------------------
      Belden [sec]                                                        6,400             107
      ------------------------------------------------------------------------------------------
      Draka (EUR)                                                         1,889              22
      ------------------------------------------------------------------------------------------
      Global Power Equipment Group *[sec]                                   100               0
      ------------------------------------------------------------------------------------------
      Hitachi Cable (JPY)                                                26,000              67
      ------------------------------------------------------------------------------------------
      Paxar *                                                             7,200             102
      ------------------------------------------------------------------------------------------
      PECO II *                                                           1,100               1
      ------------------------------------------------------------------------------------------
      Schneider Electric (EUR)                                            3,909             190
      ------------------------------------------------------------------------------------------
      Woodward Governor                                                     700              30
      ------------------------------------------------------------------------------------------
                                                                                            665
                                                                                 ---------------
      INDUSTRIAL CONGLOMERATES 1.4%
      3M                                                                  7,700           1,000
      ------------------------------------------------------------------------------------------
      GE                                                                 25,500             691
      ------------------------------------------------------------------------------------------
      Hutchison Whampoa (HKD)                                            57,300             402
      ------------------------------------------------------------------------------------------
      Sembcorp Industries (SGD)                                         242,000             132
      ------------------------------------------------------------------------------------------
      Siemens (EUR)                                                       5,460             268
      ------------------------------------------------------------------------------------------
      Tyco International                                                 63,894           1,140
      ------------------------------------------------------------------------------------------
                                                                                          3,633
                                                                                 ---------------
      MACHINERY 0.9%
      Actuant Corporation, Class A *                                      1,580              68
      ------------------------------------------------------------------------------------------
      Cuno *                                                              1,800              60
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Danaher                                                             9,100    $        572
      ------------------------------------------------------------------------------------------
      Deere                                                               9,900             506
      ------------------------------------------------------------------------------------------
      Fanuc (JPY)                                                         3,100             148
      ------------------------------------------------------------------------------------------
      Graco                                                                 500              15
      ------------------------------------------------------------------------------------------
      Harsco                                                              4,100             127
      ------------------------------------------------------------------------------------------
      IDEX                                                                  500              17
      ------------------------------------------------------------------------------------------
      Joy Global *                                                        1,100              13
      ------------------------------------------------------------------------------------------
      Lindsay Manufacturing                                               1,600              40
      ------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries (JPY) *                                51,000             129
      ------------------------------------------------------------------------------------------
      Pall                                                               19,500             372
      ------------------------------------------------------------------------------------------
      Reliance Steel & Aluminum [sec]                                       700              16
      ------------------------------------------------------------------------------------------
      Saurer (CHF) *                                                        594              12
      ------------------------------------------------------------------------------------------
      Sembcorp Marine (SGD)                                              44,887              24
      ------------------------------------------------------------------------------------------
      Singulus Technology (EUR)                                           2,956              50
      ------------------------------------------------------------------------------------------
      SKF, Series B (SEK)                                                 3,465              98
      ------------------------------------------------------------------------------------------
                                                                                          2,267
                                                                                 ---------------
      MARINE 0.0%
      International Shipholding *                                           900               5
      ------------------------------------------------------------------------------------------
      Kamigumi (JPY)                                                     21,000              94
      ------------------------------------------------------------------------------------------
                                                                                             99
                                                                                 ---------------
      ROAD & RAIL 0.5%
      Burlington Northern Santa Fe                                       13,200             334
      ------------------------------------------------------------------------------------------
      Cowie (GBP)                                                        22,655             101
      ------------------------------------------------------------------------------------------
      Heartland Express *[sec]                                              906              20
      ------------------------------------------------------------------------------------------
      Nippon Express (JPY)                                               20,000              81
      ------------------------------------------------------------------------------------------
      Norfolk Southern                                                   36,800             726
      ------------------------------------------------------------------------------------------
      Railtrack (GBP) *                                                  12,778              49
      ------------------------------------------------------------------------------------------
                                                                                          1,311
                                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS 0.1%
      Hagemeyer (EUR)                                                     2,469              20
      ------------------------------------------------------------------------------------------
      Mitsubishi (JPY)                                                   18,000             113
      ------------------------------------------------------------------------------------------
      MSC Industrial Direct, Class A *                                    1,300              23
      ------------------------------------------------------------------------------------------
      Sumitomo (JPY)                                                     18,000              79
      ------------------------------------------------------------------------------------------
      Watsco                                                                750              12
      ------------------------------------------------------------------------------------------
                                                                                            247
                                                                                 ---------------
      TRANSPORTATION INFRASTRUCTURE 0.0%
      SIA Engineering (SGD)                                              17,000              17
      ------------------------------------------------------------------------------------------
                                                                                             17
                                                                                 ---------------
      Total Industrials & Business Services                                              15,022
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      INFORMATION TECHNOLOGY 4.4%

      COMMUNICATIONS EQUIPMENT 1.1%
      Black Box *[sec]                                                    2,300  $          115
      ------------------------------------------------------------------------------------------
      Cisco Systems *                                                    48,900             730
      ------------------------------------------------------------------------------------------
      Corning *[sec]                                                    150,600             667
      ------------------------------------------------------------------------------------------
      Emulex *[sec]                                                       1,200              29
      ------------------------------------------------------------------------------------------
      LM Ericsson ADR, Class B *[sec]                                     8,260              81
      ------------------------------------------------------------------------------------------
      Lucent Technologies *[sec]                                         80,200             141
      ------------------------------------------------------------------------------------------
      Nokia (EUR)                                                         5,610             108
      ------------------------------------------------------------------------------------------
      Nokia ADR                                                          25,300             486
      ------------------------------------------------------------------------------------------
      Packeteer *                                                         1,700              14
      ------------------------------------------------------------------------------------------
      QUALCOMM *                                                          7,600             313
      ------------------------------------------------------------------------------------------
      Riverstone Networks *[sec]                                          7,200              18
      ------------------------------------------------------------------------------------------
      Sagem (EUR)                                                         1,487             107
      ------------------------------------------------------------------------------------------
      Stratos Lightwave *[sec]                                              169               1
      ------------------------------------------------------------------------------------------
      Tekelec *[sec]                                                        800               8
      ------------------------------------------------------------------------------------------
                                                                                          2,818
                                                                                 ---------------
      COMPUTER PERIPHERALS 0.3%
      Creative Technology (SGD) *                                         5,850              48
      ------------------------------------------------------------------------------------------
      Dell Computer *                                                    14,300             409
      ------------------------------------------------------------------------------------------
      IBM                                                                 1,700             148
      ------------------------------------------------------------------------------------------
      Lexmark International, Class A *                                    3,400             225
      ------------------------------------------------------------------------------------------
      Mitsumi Electric (JPY)                                              4,000              41
      ------------------------------------------------------------------------------------------
      Synaptics *[sec]                                                      800               6
      ------------------------------------------------------------------------------------------
                                                                                            877
                                                                                 ---------------
      ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
      Analogic                                                            1,400              63
      ------------------------------------------------------------------------------------------
      Anritsu (JPY)                                                       3,000              14
      ------------------------------------------------------------------------------------------
      Artesyn Technologies *                                              4,100              17
      ------------------------------------------------------------------------------------------
      Hitachi (JPY)                                                      15,000              64
      ------------------------------------------------------------------------------------------
      Hitachi Chemical (JPY)                                              4,400              36
      ------------------------------------------------------------------------------------------
      Hosiden (JPY)                                                       3,000              29
      ------------------------------------------------------------------------------------------
      KEMET *                                                             6,800              74
      ------------------------------------------------------------------------------------------
      Kyocera (JPY)                                                       1,000              66
      ------------------------------------------------------------------------------------------
      Littelfuse *                                                        3,800              73
      ------------------------------------------------------------------------------------------
      LSI Industries                                                      1,850              20
      ------------------------------------------------------------------------------------------
      Methode Electronics, Class A                                        5,300              53
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Newport *[sec]                                                      1,400  $           20
      ------------------------------------------------------------------------------------------
      Nippon Electric Glass (JPY) [sec]                                   6,000              63
      ------------------------------------------------------------------------------------------
      Plexus *[sec]                                                       6,700             102
      ------------------------------------------------------------------------------------------
      Technitrol                                                          3,400              59
      ------------------------------------------------------------------------------------------
      Woodhead Industries                                                 3,100              38
      ------------------------------------------------------------------------------------------
                                                                                            791
                                                                                 ---------------
      INTERNET SOFTWARE & SERVICES 0.2%
      Digital Impact *                                                    2,400               5
      ------------------------------------------------------------------------------------------
      Expedia, Class A *[sec]                                               300              23
      ------------------------------------------------------------------------------------------
      Internet Security Systems *[sec]                                    3,100              78
      ------------------------------------------------------------------------------------------
      Keynote Systems *                                                     900               7
      ------------------------------------------------------------------------------------------
      MatrixOne *[sec]                                                    5,800              31
      ------------------------------------------------------------------------------------------
      Netegrity *                                                         2,500              10
      ------------------------------------------------------------------------------------------
      Register.com *                                                        300               1
      ------------------------------------------------------------------------------------------
      Stellent *[sec]                                                     2,800              14
      ------------------------------------------------------------------------------------------
      USA Interactive *                                                  10,000             278
      ------------------------------------------------------------------------------------------
      Webex Communications *[sec]                                           300               6
      ------------------------------------------------------------------------------------------
      Websense *                                                          1,400              37
      ------------------------------------------------------------------------------------------
      Yahoo! *                                                            7,500             137
      ------------------------------------------------------------------------------------------
                                                                                            627
                                                                                 ---------------
      IT CONSULTING & SERVICES 0.4%
      Accenture, Class A *                                                2,900              56
      ------------------------------------------------------------------------------------------
      Affiliated Computer Services, Class A *                            10,900             545
      ------------------------------------------------------------------------------------------
      Analysts International *                                            1,500               3
      ------------------------------------------------------------------------------------------
      CACl International, Class A *                                       2,700             103
      ------------------------------------------------------------------------------------------
      Cap Gemini (EUR)                                                      815              26
      ------------------------------------------------------------------------------------------
      ITOCHU (JPY)                                                          400               9
      ------------------------------------------------------------------------------------------
      ManTech International, Class A *[sec]                               1,100              22
      ------------------------------------------------------------------------------------------
      MPS Group *[sec]                                                    8,400              50
      ------------------------------------------------------------------------------------------
      Renaissance Learning *[sec]                                         1,800              36
      ------------------------------------------------------------------------------------------
      SunGard Data Systems *                                              2,400              56
      ------------------------------------------------------------------------------------------
      Teleplan (EUR) *                                                      302               2
      ------------------------------------------------------------------------------------------
      Thiel Logistik (EUR) *                                              3,592              16
      ------------------------------------------------------------------------------------------
                                                                                            924
                                                                                 ---------------
      OFFICE ELECTRONICS 0.1%
      Canon (JPY)                                                         6,000             229
      ------------------------------------------------------------------------------------------
      Neopost (EUR)                                                       1,842              51
      ------------------------------------------------------------------------------------------
                                                                                            280
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
      Agere Systems, Class A *                                              785  $            1
      ------------------------------------------------------------------------------------------
      Agere Systems, Class B *                                           19,286              27
      ------------------------------------------------------------------------------------------
      Analog Devices *                                                   12,300             377
      ------------------------------------------------------------------------------------------
      Applied Materials *                                                 9,600             164
      ------------------------------------------------------------------------------------------
      ATMI *                                                              3,700              89
      ------------------------------------------------------------------------------------------
      Cabot Microelectronics *[sec]                                       1,100              66
      ------------------------------------------------------------------------------------------
      Entegris *[sec]                                                     5,500              58
      ------------------------------------------------------------------------------------------
      Exar *                                                              3,300              47
      ------------------------------------------------------------------------------------------
      Infineon Technologies (EUR)                                         3,197              32
      ------------------------------------------------------------------------------------------
      Intel                                                              10,100             211
      ------------------------------------------------------------------------------------------
      Jenoptik (EUR)                                                      3,469              39
      ------------------------------------------------------------------------------------------
      KLA Tencor *[sec]                                                   1,900              84
      ------------------------------------------------------------------------------------------
      Lattice Semiconductor *[sec]                                          600               6
      ------------------------------------------------------------------------------------------
      Maxim Integrated Products                                          14,800             623
      ------------------------------------------------------------------------------------------
      MKS Instruments *[sec]                                              4,500              86
      ------------------------------------------------------------------------------------------
      Mykrolis *                                                          5,600              47
      ------------------------------------------------------------------------------------------
      Qlogic *[sec]                                                       3,500             152
      ------------------------------------------------------------------------------------------
      Rohm (JPY)                                                            500              70
      ------------------------------------------------------------------------------------------
      Samsung Electronics (KRW)                                             300              97
      ------------------------------------------------------------------------------------------
      Semtech *                                                           4,400              66
      ------------------------------------------------------------------------------------------
      Shinko Electric Industries (JPY) [sec]                              1,000              15
      ------------------------------------------------------------------------------------------
      Texas Instruments                                                   9,200             185
      ------------------------------------------------------------------------------------------
      Xilinx *                                                              600              15
      ------------------------------------------------------------------------------------------
                                                                                          2,557
                                                                                 ---------------
      SOFTWARE 1.0%
      Actuate *                                                           2,200               6
      ------------------------------------------------------------------------------------------
      Adobe Systems                                                         800              24
      ------------------------------------------------------------------------------------------
      Autonomy (GBP) *                                                    2,458               7
      ------------------------------------------------------------------------------------------
      Concord Communications *                                              900              11
      ------------------------------------------------------------------------------------------
      Electronic Arts *                                                     500              34
      ------------------------------------------------------------------------------------------
      Factset Research Systems [sec]                                      2,800              87
      ------------------------------------------------------------------------------------------
      FileNet *                                                             100               1
      ------------------------------------------------------------------------------------------
      Jack Henry & Associates [sec]                                       8,500             110
      ------------------------------------------------------------------------------------------
      Kronos *[sec]                                                       3,800             173
      ------------------------------------------------------------------------------------------
      Magma Design Automation *[sec]                                        300               3
      ------------------------------------------------------------------------------------------
      Mercury Interactive *[sec]                                            800              27
      ------------------------------------------------------------------------------------------
      Microsoft *                                                        27,900           1,613
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Midway Games *[sec]                                                 5,800  $           42
      ------------------------------------------------------------------------------------------
      Nec Soft (JPY)                                                      2,900              98
      ------------------------------------------------------------------------------------------
      NetIQ *                                                               560              10
      ------------------------------------------------------------------------------------------
      Progress Software *                                                 3,900              53
      ------------------------------------------------------------------------------------------
      Quest Software *[sec]                                               1,100              14
      ------------------------------------------------------------------------------------------
      Sage (GBP)                                                         20,098              49
      ------------------------------------------------------------------------------------------
      SAP (EUR)                                                             960              84
      ------------------------------------------------------------------------------------------
      Sonicwall *[sec]                                                      100               0
      ------------------------------------------------------------------------------------------
      SPSS *[sec]                                                         2,000              28
      ------------------------------------------------------------------------------------------
      Trend Micro (JPY) *                                                 2,500              57
      ------------------------------------------------------------------------------------------
      Verisity *[sec]                                                       800              16
      ------------------------------------------------------------------------------------------
      VERITAS Software *                                                  4,825              88
      ------------------------------------------------------------------------------------------
      Verity *                                                            3,100              43
      ------------------------------------------------------------------------------------------
      Wind River Systems *[sec]                                           4,600              28
      ------------------------------------------------------------------------------------------
                                                                                          2,706
                                                                                 ---------------
      Total Information Technology                                                       11,580
                                                                                 ---------------

      MATERIALS 3.3%

      CHEMICALS 2.0%
      Agrium                                                             52,400             590
      ------------------------------------------------------------------------------------------
      Airgas *                                                            7,200             121
      ------------------------------------------------------------------------------------------
      Arch Chemicals [sec]                                                4,400              90
      ------------------------------------------------------------------------------------------
      BASF (EUR)                                                          5,739             221
      ------------------------------------------------------------------------------------------
      Degussa (EUR)                                                       7,588             194
      ------------------------------------------------------------------------------------------
      Dow Chemical                                                       29,600             944
      ------------------------------------------------------------------------------------------
      DuPont                                                              9,502             424
      ------------------------------------------------------------------------------------------
      Ferro [sec]                                                         1,500              36
      ------------------------------------------------------------------------------------------
      Great Lakes Chemical                                               12,840             322
      ------------------------------------------------------------------------------------------
      Hercules *                                                         35,800             337
      ------------------------------------------------------------------------------------------
      IMC Global                                                          8,100             106
      ------------------------------------------------------------------------------------------
      International Flavors & Fragrances                                 19,600             647
      ------------------------------------------------------------------------------------------
      Kaneka (JPY)                                                       16,000              89
      ------------------------------------------------------------------------------------------
      MacDermid [sec]                                                       700              16
      ------------------------------------------------------------------------------------------
      Material Sciences *                                                 2,900              41
      ------------------------------------------------------------------------------------------
      Minerals Technologies                                               3,500             151
      ------------------------------------------------------------------------------------------
      Potash Corp./Saskatchewan                                           6,600             440
      ------------------------------------------------------------------------------------------
      Scotts, Class A *                                                   2,900             142
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Shin-Etsu Chemical (JPY)                                            8,100  $          288
      ------------------------------------------------------------------------------------------
                                                                                          5,199
                                                                                 ---------------
      CONSTRUCTION MATERIALS 0.2%
      Aggregate Indiana (GBP)                                            89,194             110
      ------------------------------------------------------------------------------------------
      Boral (AUD)                                                        45,559             107
      ------------------------------------------------------------------------------------------
      Cemex Participating Certificates (Represents 2 Series A
              and 1 Series B shares) (MXN)                               31,971             149
      ------------------------------------------------------------------------------------------
      HeidelbergCement (EUR)                                                945              35
      ------------------------------------------------------------------------------------------
      Italcementi (EUR) [sec]                                             5,067              49
      ------------------------------------------------------------------------------------------
      RMC (GBP) *                                                        12,237              80
      ------------------------------------------------------------------------------------------
                                                                                            530
                                                                                 ---------------
      CONTAINERS & PACKAGING 0.0%
      Constar International *[sec]                                          900              11
      ------------------------------------------------------------------------------------------
      Smurfit-Stone Container *                                             900              13
      ------------------------------------------------------------------------------------------
                                                                                             24
                                                                                 ---------------
      METALS & MINING 0.8%
      Alcoa                                                              18,520             473
      ------------------------------------------------------------------------------------------
      Anglo American (GBP)                                                6,151              87
      ------------------------------------------------------------------------------------------
      Companhia Vale do Rio Doce ADR
              (1 ADR represents 1 preferred A share)                      5,100             129
      ------------------------------------------------------------------------------------------
      Gibraltar Steel                                                       900              17
      ------------------------------------------------------------------------------------------
      Lihir Gold (AUD) *                                                 47,140              30
      ------------------------------------------------------------------------------------------
      Newmont Mining                                                        491              11
      ------------------------------------------------------------------------------------------
      NN, Inc.                                                              700               7
      ------------------------------------------------------------------------------------------
      Nucor                                                                 300              15
      ------------------------------------------------------------------------------------------
      Phelps Dodge *                                                     26,600             836
      ------------------------------------------------------------------------------------------
      Rio Tinto (AUD)                                                    18,001             350
      ------------------------------------------------------------------------------------------
      SSAB Svenskt Stal, Series A (SEK)                                   8,850             103
      ------------------------------------------------------------------------------------------
                                                                                          2,058
                                                                                 ---------------
      PAPER & FOREST PRODUCTS 0.3%
      Buckeye Technologies *[sec]                                         4,400              30
      ------------------------------------------------------------------------------------------
      MeadWestvaco                                                       15,500             388
      ------------------------------------------------------------------------------------------
      Potlatch [sec]                                                        100               3
      ------------------------------------------------------------------------------------------
      Svenska Cellulosa, Series B (SEK)                                   3,524             122
      ------------------------------------------------------------------------------------------
      Weyerhaeuser                                                        7,900             415
      ------------------------------------------------------------------------------------------
                                                                                            958
                                                                                 ---------------
      Total Materials                                                                     8,769
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      TELECOMMUNICATION SERVICES 1.8%

      DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
      AT&T                                                               9,835    $         276
      ------------------------------------------------------------------------------------------
      BT Group (GBP)                                                    31,589              103
      ------------------------------------------------------------------------------------------
      Carso Global Telecom (MXN) *                                      55,500               62
      ------------------------------------------------------------------------------------------
      Hellenic Telecommunications Organization (EUR)                     2,800               31
      ------------------------------------------------------------------------------------------
      Portugal Telecom (EUR)                                            11,072               75
      ------------------------------------------------------------------------------------------
      Royal KPN (EUR)                                                   22,168              147
      ------------------------------------------------------------------------------------------
      SBC Communications                                                15,100              430
      ------------------------------------------------------------------------------------------
      Sprint                                                            41,900              611
      ------------------------------------------------------------------------------------------
      Tele2, Series B (SEK) *[sec]                                       3,549               93
      ------------------------------------------------------------------------------------------
      Telecom Italia (Ordinary shares) (EUR) [sec]                      22,957              187
      ------------------------------------------------------------------------------------------
      Telmex ADR, Series L [sec]                                         4,900              158
      ------------------------------------------------------------------------------------------
      Telstra (AUD)                                                     23,391               60
      ------------------------------------------------------------------------------------------
                                                                                          2,233
                                                                                  --------------
      WIRELESS TELECOMMUNICATION SERVICES 1.0%
      America Movil ADR, Series L [sec]                                  8,300              126
      ------------------------------------------------------------------------------------------
      Bouygues (EUR)                                                     3,249               96
      ------------------------------------------------------------------------------------------
      China Mobile (Hong Kong) (HKD) *                                  14,000               37
      ------------------------------------------------------------------------------------------
      Debitel (EUR)                                                      2,497               21
      ------------------------------------------------------------------------------------------
      KDDI (JPY)                                                            49              161
      ------------------------------------------------------------------------------------------
      Nextel Communications, Class A *                                  11,300              155
      ------------------------------------------------------------------------------------------
      NTT DoCoMo (JPY)                                                      49               99
      ------------------------------------------------------------------------------------------
      SK Telecom ADR                                                     4,410               99
      ------------------------------------------------------------------------------------------
      Telecom Italia Mobile (EUR)                                       47,945              247
      ------------------------------------------------------------------------------------------
      Vodafone (GBP)                                                    56,727              108
      ------------------------------------------------------------------------------------------
      Vodafone ADR [sec]                                                72,650            1,362
      ------------------------------------------------------------------------------------------
      Vodafone Telecel (EUR)                                             7,229               62
      ------------------------------------------------------------------------------------------
      Western Wireless, Class A *[sec]                                   1,300                9
      ------------------------------------------------------------------------------------------
                                                                                          2,582
                                                                                  --------------
      Total Telecommunication Services                                                    4,815
                                                                                  --------------
      UTILITIES 1.2%

      ELECTRIC UTILITIES 1.0%
      Chubu Electric (JPY)                                               8,100              137
      ------------------------------------------------------------------------------------------
      Cleco [sec]                                                        4,400               60
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Constellation Energy Group [sec]                                   13,300  $          350
      ------------------------------------------------------------------------------------------
      E.On (EUR)                                                          7,813             334
      ------------------------------------------------------------------------------------------
      Electrobras ADR                                                    12,000              32
      ------------------------------------------------------------------------------------------
      Exelon                                                              9,787             491
      ------------------------------------------------------------------------------------------
      FirstEnergy                                                         9,519             302
      ------------------------------------------------------------------------------------------
      Hokuriku Electric Power (JPY)                                       5,200              65
      ------------------------------------------------------------------------------------------
      Hong Kong Electric (HKD)                                           20,000              78
      ------------------------------------------------------------------------------------------
      Iberdrola (EUR)                                                    19,643             254
      ------------------------------------------------------------------------------------------
      MVV Energie (EUR)                                                   1,122              16
      ------------------------------------------------------------------------------------------
      TXU                                                                26,700             412
      ------------------------------------------------------------------------------------------
      Unisource Energy [sec]                                                900              15
      ------------------------------------------------------------------------------------------
                                                                                          2,546
                                                                                 ---------------
      GAS UTILITIES 0.1%
      Australian Gas Light (AUD)                                         24,053             137
      ------------------------------------------------------------------------------------------
      Centrica (GBP)                                                     76,730             202
      ------------------------------------------------------------------------------------------
      Tokyo Gas (JPY)                                                    18,000              54
      ------------------------------------------------------------------------------------------
                                                                                            393
                                                                                 ---------------
      WATER UTILITIES 0.1%
      Severn Trent (GBP)                                                 13,814             133
      ------------------------------------------------------------------------------------------
                                                                                            133
                                                                                 ---------------
      Total Utilities                                                                     3,072
                                                                                 ---------------
      Total Common Stocks and Warrants (Cost $125,029)                                  121,185
                                                                                 ---------------

      PREFERRED STOCKS 0.2%

      Anvil Holdings, Series B, PIK *                                     1,796              38
      ------------------------------------------------------------------------------------------
      CSC Holdings, Series M, PIK                                         4,350             381
      ------------------------------------------------------------------------------------------
      Granite Broadcasting, PIK *                                            75              42
      ------------------------------------------------------------------------------------------
      Sinclair Capital, PIK                                                 300              32
      ------------------------------------------------------------------------------------------
      Total Preferred Stocks (Cost $547)                                                    493
                                                                                 ---------------

      CORPORATE BONDS 19.2%

      Abbott Laboratories, Sr. Notes, 5.625%, 7/1/06                    500,000             536
      ------------------------------------------------------------------------------------------
      ABN Amro Bank, Sr. Sub. Notes, 7.125%, 6/18/07                    165,000             183
      ------------------------------------------------------------------------------------------
      Acme Television, Sr. Notes, STEP, 10.875%, 9/30/04                 75,000              76
      ------------------------------------------------------------------------------------------
      Actuant Corporation, Sr. Sub. Notes, 13.00%, 5/1/09               171,000             202
      ------------------------------------------------------------------------------------------
      AEP Industries, Sr. Sub. Notes, 144A, 9.875%, 11/15/07             75,000              73
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      AGCO, Sr. Notes, 9.50%, 5/1/08 [double dagger]                     50,000  $           54
      ------------------------------------------------------------------------------------------
      Agrilink Foods, Sr. Sub. Notes, 11.875%, 11/1/08                  125,000             133
      ------------------------------------------------------------------------------------------
      AIG Sunamerica Global Financing XII
          Sr. Notes, 144A, 5.30%, 5/30/07                               300,000             311
      ------------------------------------------------------------------------------------------
      Ainsworth Lumber
          Sr. Notes
              12.50%, 7/15/07                                            75,000              77
              ----------------------------------------------------------------------------------
              13.875%, 7/15/07                                          125,000             133
              ----------------------------------------------------------------------------------
      Alaris Medical Systems, Sr. Sub. Notes, 9.75%, 12/1/06             50,000              51
      ------------------------------------------------------------------------------------------
      Alaska Communications Systems
          Sr. Sub. Notes, 9.375%, 5/15/09                               250,000             180
      ------------------------------------------------------------------------------------------
      Alcan Aluminum, Sr. Notes, 4.875%, 9/15/12                        215,000             212
      ------------------------------------------------------------------------------------------
      Alcoa, Sr. Notes, 5.375%, 1/15/13                                 150,000             154
      ------------------------------------------------------------------------------------------
      Allegheny Energy Supply, Sr. Notes, 144A, 8.25%, 4/15/12          410,000             201
      ------------------------------------------------------------------------------------------
      Allied Waste Industries, Sr. Notes, 7.875%, 1/1/09                 50,000              50
      ------------------------------------------------------------------------------------------
      AMC Entertainment, Sr. Sub. Notes, 9.875%, 2/1/12                  75,000              74
      ------------------------------------------------------------------------------------------
      American Achievment, Sr. Notes, 11.625%, 1/1/07                    50,000              53
      ------------------------------------------------------------------------------------------
      American Builders & Contractors Supply
          Series B, Sr. Sub. Notes, 10.625%, 5/15/07                    300,000             315
      ------------------------------------------------------------------------------------------
      Amerigas Partners, Sr. Notes, 10.00%, 4/15/06                     250,000             264
      ------------------------------------------------------------------------------------------
      AmerisourceBergen, Sr. Notes, 8.125%, 9/1/08                      125,000             134
      ------------------------------------------------------------------------------------------
      Ameristar Casinos, Sr. Sub. Notes, 10.75%, 2/15/09                275,000             302
      ------------------------------------------------------------------------------------------
      AMF Bowling Worldwide, Sr. Sub. Notes, 13.00%, 2/28/08             75,000              77
      ------------------------------------------------------------------------------------------
      Amkor Technology, Sr. Notes, 9.25%, 5/1/06                         75,000              71
      ------------------------------------------------------------------------------------------
      Anadarko Petroleum, Sr. Notes, 5.00%, 10/1/12                     185,000             182
      ------------------------------------------------------------------------------------------
      Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07                        25,000              25
      ------------------------------------------------------------------------------------------
      AOL Time Warner, Sr. Notes, 7.625%, 4/15/31                       245,000             241
      ------------------------------------------------------------------------------------------
      Appalachian Power Company
          Series E, Sr. Notes, 4.80%, 6/15/05                           390,000             387
      ------------------------------------------------------------------------------------------
      Applied Extrusion Technologies, Sr. Notes, 10.75%, 7/1/11          50,000              33
      ------------------------------------------------------------------------------------------
      Argosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                     325,000             359
      ------------------------------------------------------------------------------------------
      Arvin Industries, Sr. Notes, 7.125%, 3/15/09                       50,000              49
      ------------------------------------------------------------------------------------------
      ASAT Finance, Sr. Notes, 12.50%, 11/1/06                           97,500              73
      ------------------------------------------------------------------------------------------
      Associated Materials, Sr. Sub. Notes, 144A, 9.75%, 4/15/12        150,000             159
      ------------------------------------------------------------------------------------------
      AT&T, Sr. Notes, STEP, 8.00%, 11/15/31                            290,000             293
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      AT&T WIRELESS
          Sr. Notes
              7.875%, 3/1/11                                            75,000    $          72
              ----------------------------------------------------------------------------------
              8.125%, 5/1/12                                            50,000               48
      ------------------------------------------------------------------------------------------
      Avecia Group, Sr. Notes, 11.00%, 7/1/09                          150,000              127
      ------------------------------------------------------------------------------------------
      Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                        50,000               54
      ------------------------------------------------------------------------------------------
      B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07                         50,000               51
      ------------------------------------------------------------------------------------------
      Baker Hughes, Sr. Notes, 6.875%, 1/15/29                         250,000              266
      ------------------------------------------------------------------------------------------
      Bally Total Fitness Holdings, Sr. Sub. Notes, 9.875%, 10/15/07   100,000               92
      ------------------------------------------------------------------------------------------
      Bank of America, Sr. Notes, 4.875%, 9/15/12                      245,000              241
      ------------------------------------------------------------------------------------------
      BB&T
          Sr. Sub. Notes
              4.75%, 10/1/12                                           155,000              152
              ----------------------------------------------------------------------------------
              6.50%, 8/1/11                                             80,000               88
      ------------------------------------------------------------------------------------------
      BBV International Finance, Sr. Sub. Notes, 7.00%, 12/1/25      1,000,000            1,020
      ------------------------------------------------------------------------------------------
      Better Minerals & Aggregates, Sr. Sub. Notes, 13.00%, 9/15/09     50,000               27
      ------------------------------------------------------------------------------------------
      Boeing Capital, Sr. Notes, 5.75%, 2/15/07                        175,000              181
      ------------------------------------------------------------------------------------------
      Bottling Group, Sr. Notes, 144A, 4.625%, 11/15/12                180,000              175
      ------------------------------------------------------------------------------------------
      Burns Philip Capital Property
          Sr. Sub. Notes, 144A, 9.75%, 7/15/12                         200,000              202
      ------------------------------------------------------------------------------------------
      BWAY, Sr. Sub. Notes, 144A, 10.00%, 10/15/10                     100,000              103
      ------------------------------------------------------------------------------------------
      Canadian Natural Resources, Sr. Notes, 7.20%, 1/15/32            275,000              296
      ------------------------------------------------------------------------------------------
      Canwest Media, Sr. Sub. Notes, 10.625%, 5/15/11                  100,000              106
      ------------------------------------------------------------------------------------------
      CE Electric UK Funding, Sr. Notes, 144A, 6.853%, 12/30/04        400,000              411
      ------------------------------------------------------------------------------------------
      Chancellor Media, Sr. Sub. Notes, 8.125%, 12/15/07                75,000               78
      ------------------------------------------------------------------------------------------
      Chesapeake Energy Corporation, Sr. Notes, 9.00%, 8/15/12         100,000              107
      ------------------------------------------------------------------------------------------
      Chevron Phillips Chemical, Sr. Notes, 5.375%, 6/15/07            350,000              361
      ------------------------------------------------------------------------------------------
      Chumash Casino & Resort, Sr. Notes, 144A, 9.00%, 7/15/10         100,000              106
      ------------------------------------------------------------------------------------------
      Cincinnati Gas & Electric, Sr. Notes, 5.70%, 9/15/12             165,000              165
      ------------------------------------------------------------------------------------------
      Cinemark USA, Series B, Sr. Sub. Notes, 8.50%, 8/1/08            250,000              237
      ------------------------------------------------------------------------------------------
      CIT Group
          Sr. Notes
              7.125%, 10/15/04                                          90,000               93
              ----------------------------------------------------------------------------------
              7.75%, 4/2/12                                            175,000              187
      ------------------------------------------------------------------------------------------
      Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05         410,000              440
      ------------------------------------------------------------------------------------------
      Coast Hotels & Casinos, Sr. Sub. Notes, 9.50%, 4/1/09             25,000               26
      ------------------------------------------------------------------------------------------
      Coaxial, Sr. Notes, STEP, 0%, 8/15/08                            325,000              221
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Coca Cola Enterprises, Sr. Notes, 6.125%, 8/15/11                 180,000  $          195
      ------------------------------------------------------------------------------------------
      Coinmach, Sr. Notes, 9.00%, 2/1/10                                125,000             131
      ------------------------------------------------------------------------------------------
      Collins & Aikman Floorcovering, Sr. Sub. Notes, 9.75%, 2/15/10    100,000             102
      ------------------------------------------------------------------------------------------
      Compass Minerals Group, Sr. Sub. Notes, 10.00%, 8/15/11            25,000              27
      ------------------------------------------------------------------------------------------
      Conmed, Sr. Sub. Notes, 9.00%, 3/15/08                            250,000             260
      ------------------------------------------------------------------------------------------
      ConocoPhillips, Sr. Notes, 144A, 5.90%, 10/15/32                  170,000             164
      ------------------------------------------------------------------------------------------
      Constar International, Sr. Sub. Notes, 11.00%, 12/1/12             50,000              49
      ------------------------------------------------------------------------------------------
      Constellation Energy Group, Sr. Notes, 6.35%, 4/1/07              215,000             223
      ------------------------------------------------------------------------------------------
      Consumers Energy Group, 1st Mtg., 6.00%, 3/15/05                  300,000             298
      ------------------------------------------------------------------------------------------
      Countrywide Home Loans, Sr. Notes, 5.50%, 2/1/07                  425,000             440
      ------------------------------------------------------------------------------------------
      Courtyard by Marriott, Sr. Notes, 10.75%, 2/1/08                  250,000             254
      ------------------------------------------------------------------------------------------
      Cox Communications
          Sr. Notes
              6.75%, 3/15/11                                            160,000             164
              ----------------------------------------------------------------------------------
              7.125%, 10/1/12                                            75,000              79
              ----------------------------------------------------------------------------------
              7.875%, 8/15/09                                           195,000             213
      ------------------------------------------------------------------------------------------
      Credit Suisse First Boston (USA), Sr. Notes, 6.50%, 1/15/12       205,000             212
      ------------------------------------------------------------------------------------------
      CSC Holdings, Sr. Notes, 7.625%, 4/1/11                            75,000              70
      ------------------------------------------------------------------------------------------
      CSK Auto, Sr. Notes, 12.00%, 6/15/06                              100,000             106
      ------------------------------------------------------------------------------------------
      Cummins Engine, Sr. Sub. Notes, 144A, 9.50%, 12/1/10              125,000             130
      ------------------------------------------------------------------------------------------
      DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12                        125,000             136
      ------------------------------------------------------------------------------------------
      Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                      135,000             101
      ------------------------------------------------------------------------------------------
      Dana
          Sr. Notes
              9.00%, 8/15/11                                             50,000              50
              ----------------------------------------------------------------------------------
              10.125%, 3/15/10                                           25,000              26
      ------------------------------------------------------------------------------------------
      Delco Remy International, Sr. Notes, 8.625%, 12/15/07              50,000              40
      ------------------------------------------------------------------------------------------
      Delta Air Lines, ETC, 10.00%, 5/17/10                             146,000             110
      ------------------------------------------------------------------------------------------
      Dex Media East
          Sr. Notes, 144A, 9.875%, 11/15/09                              25,000              27
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 144A, 12.125%, 11/15/12                       175,000             189
      ------------------------------------------------------------------------------------------
      Diageo, Sr. Notes, 3.50%, 11/19/07                                205,000             201
      ------------------------------------------------------------------------------------------
      Dillard Department Stores, Sr. Notes, 6.69%, 8/1/07                50,000              48
      ------------------------------------------------------------------------------------------
      Dime Capital Trust I, Jr. Sub. Notes, 9.33%, 5/6/27               100,000             106
      ------------------------------------------------------------------------------------------
      Dimon, Sr. Notes, 9.625%, 10/15/11                                275,000             291
      ------------------------------------------------------------------------------------------
      Dobson Communications, Sr. Notes, 10.875%, 7/1/10                  50,000              44
      ------------------------------------------------------------------------------------------
      Dyersburg, Series B, Sr. Sub. Notes, 9.75%, 9/1/07*               150,000               0
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                        SHARES/PAR        VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
       Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                               75,000  $        77
       -----------------------------------------------------------------------------------------
       Earle M. Jorgensen, Sr. Notes, 9.75%, 6/1/12                        200,000          201
       -----------------------------------------------------------------------------------------
       Echostar DBS
           Sr. Notes
               9.125%, 1/15/09                                             200,000          204
               ---------------------------------------------------------------------------------
               9.375%, 2/1/09                                               50,000           52
       -----------------------------------------------------------------------------------------
       Encore Acquisition, Sr. Sub. Notes, 144A, 8.375%, 6/15/12            50,000           53
       -----------------------------------------------------------------------------------------
       Entergy Gulf States, 1st Mtg., 144A, 5.20%, 12/3/07                 180,000          176
       -----------------------------------------------------------------------------------------
       Fairchild Semiconductor, Sr. Sub. Notes, 10.50%, 2/1/09             250,000          275
       -----------------------------------------------------------------------------------------
       Federal Republic of Germany, 5.00%, 5/20/05, (EUR)                2,880,000        2,974
       -----------------------------------------------------------------------------------------
       Ferrellgas Partners, Sr. Notes, 8.75%, 6/15/12                      150,000          157
       -----------------------------------------------------------------------------------------
       FirstEnergy, Sr. Notes, 7.375%, 11/15/31                            235,000          228
       -----------------------------------------------------------------------------------------
       Fisher Scientific International, Sr. Sub. Notes, 8.125%, 5/1/12      75,000           78
       -----------------------------------------------------------------------------------------
       Flextronics, Sr. Sub. Notes, 9.875%, 7/1/10                          75,000           82
       -----------------------------------------------------------------------------------------
       Foamex, Sr. Notes, 144A, 10.75%, 4/1/09                              25,000           18
       -----------------------------------------------------------------------------------------
       Foodmaker, Sr. Notes, 9.75%, 11/1/03                                250,000          251
       -----------------------------------------------------------------------------------------
       Ford Motor, Sr. Notes, 7.45%, 7/16/31                               575,000          489
       -----------------------------------------------------------------------------------------
       Four M, Sr. Notes, 12.00%, 6/1/06                                   225,000          234
       -----------------------------------------------------------------------------------------
       Fresenius Medical Capital Trust II, 7.875%, 2/1/08                  150,000          144
       -----------------------------------------------------------------------------------------
       Gap
           Sr. Notes, STEP
               9.90%, 12/15/05                                              75,000           80
               ---------------------------------------------------------------------------------
               10.55%, 12/15/08                                            125,000          136
       -----------------------------------------------------------------------------------------
       General Electric Capital Corp., MTN, 6.00%, 6/15/12                 205,000          215
       -----------------------------------------------------------------------------------------
       General Motors Acceptance Corp., Sr. Notes, 6.125%, 8/28/07         500,000          495
       -----------------------------------------------------------------------------------------
       Geophysique, Sr. Notes, 10.625%, 11/15/07                           150,000          130
       -----------------------------------------------------------------------------------------
       Global Imaging Systems, Sr. Sub. Notes, 10.75%, 2/15/07             150,000          150
       -----------------------------------------------------------------------------------------
       Golden State, Sr. Notes, 7.125%, 8/1/05                             225,000          249
       -----------------------------------------------------------------------------------------
       Government of Canada, 3.50%, 6/1/04, (CAD)                        4,150,000        2,661
       -----------------------------------------------------------------------------------------
       Granite Broadcasting, Sr. Sub. Notes, 10.375%, 5/15/05               75,000           62
       -----------------------------------------------------------------------------------------
       Gray Communications, Sr. Sub. Notes, 9.25%, 12/15/11                 75,000           80
       -----------------------------------------------------------------------------------------
       Greif Brothers, Sr. Sub. Notes, 144A, 8.875%, 8/1/12                 50,000           53
       -----------------------------------------------------------------------------------------
       Hanover Equipment Trust
           Sr. Notes, 144A
               8.50%, 9/1/08                                                50,000           48
               ---------------------------------------------------------------------------------
               8.75%, 9/1/11                                               100,000           95
       -----------------------------------------------------------------------------------------
       Hard Rock Hotel, Sr. Sub. Notes, 9.25%, 4/1/05                       50,000           51
       -----------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Hartford Life, Sr. Notes, 6.90%, 6/15/04                         400,000    $         420
      ------------------------------------------------------------------------------------------
      Hasbro
          Sr. Notes
              6.60%, 7/15/28                                            25,000               19
              ----------------------------------------------------------------------------------
              8.50%, 3/15/06                                            75,000               77
      ------------------------------------------------------------------------------------------
      Hercules, Sr. Notes, 11.125%, 11/15/07                           250,000              276
      ------------------------------------------------------------------------------------------
      Hilton Hotels, Sr. Notes, 7.625%, 12/1/12                         25,000               25
      ------------------------------------------------------------------------------------------
      HMH Properties, Sr. Notes, 7.875%, 8/1/08                         50,000               49
      ------------------------------------------------------------------------------------------
      Hockey Company, Sr. Notes, 11.25%, 4/15/09                        50,000               51
      ------------------------------------------------------------------------------------------
      Hollywood Casino, 1st Mtg., 11.25%, 5/1/07                       125,000              136
      ------------------------------------------------------------------------------------------
      Hollywood Park
          Sr. Sub. Notes, 9.25%, 2/15/07                               175,000              150
          --------------------------------------------------------------------------------------
          Series B, Sr. Sub. Notes, 9.50%, 8/1/07                       25,000               21
      ------------------------------------------------------------------------------------------
      Host Marriott, Series I, Sr. Notes, 9.50%, 1/15/07                50,000               52
      ------------------------------------------------------------------------------------------
      Huntsman ICI Chemicals, Sr. Sub. Notes, 10.125%, 7/1/09          150,000              133
      ------------------------------------------------------------------------------------------
      Huntsman International, Sr. Notes, 9.875%, 3/1/09                150,000              157
      ------------------------------------------------------------------------------------------
      IBM, Sr. Notes, 4.25%, 9/15/09                                   215,000              211
      ------------------------------------------------------------------------------------------
      IESI, Sr. Sub. Notes, 144A, 10.25%, 6/15/12                       25,000               25
      ------------------------------------------------------------------------------------------
      Inco Limited, Sr. Notes, 7.75%, 5/15/12                          100,000              108
      ------------------------------------------------------------------------------------------
      Insight Communications, Sr. Notes, STEP, 0%, 2/15/11             425,000              200
      ------------------------------------------------------------------------------------------
      Insight Health Services, Sr. Sub. Notes, 9.875%, 11/1/11          75,000               74
      ------------------------------------------------------------------------------------------
      Inter American Develop Bank, MTN, 5.00%, 11/15/06, (AUD)       2,400,000            1,325
      ------------------------------------------------------------------------------------------
      Interface
          Sr. Notes, 10.375%, 2/1/10                                    75,000               74
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 7.30%, 4/1/08                                 75,000               67
      ------------------------------------------------------------------------------------------
      International Game Technology, Sr. Notes, 8.375%, 5/15/09        200,000              222
      ------------------------------------------------------------------------------------------
      International Lease Finance, Sr. Notes, 6.375%, 3/15/09          300,000              309
      ------------------------------------------------------------------------------------------
      International Wire Group, Sr. Notes, 11.75%, 6/1/05              200,000              126
      ------------------------------------------------------------------------------------------
      IPC Acquisition, Sr. Sub. Notes, 11.50%, 12/15/09                150,000              126
      ------------------------------------------------------------------------------------------
      Iron Mountain
          Sr. Sub. Notes
              8.25%, 7/1/11                                             25,000               26
              ----------------------------------------------------------------------------------
              8.625%, 4/1/13                                            25,000               27
              ----------------------------------------------------------------------------------
              8.75%, 9/30/09                                            25,000               26
      ------------------------------------------------------------------------------------------
      John Q. Hammons Hotels, Series B, 1st Mtg., 8.875%, 5/15/12      150,000              152
      ------------------------------------------------------------------------------------------
      JohnsonDiversey, Sr. Sub. Notes, 144A, 9.625%, 5/15/12           100,000              104
      ------------------------------------------------------------------------------------------
      Jostens, Sr. Sub. Notes, 12.75%, 5/1/10                          175,000              199
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                      SHARES/PAR          VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
       Kellogg, Series B, Sr. Notes, 6.60%, 4/1/11                       170,000  $         188
       -----------------------------------------------------------------------------------------
       Kinder Morgan, Sr. Notes, 6.50%, 9/1/12                           200,000            206
       -----------------------------------------------------------------------------------------
       Kinetic Concepts, Sr. Sub. Notes, 9.625%, 11/1/07                 100,000            103
       -----------------------------------------------------------------------------------------
       Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                          275,000            260
       -----------------------------------------------------------------------------------------
       Kraft Foods, Sr. Notes, 6.25%, 6/1/12                             340,000            371
       -----------------------------------------------------------------------------------------
       Kroger, Sr. Notes, 6.20%, 6/15/12                                 215,000            222
       -----------------------------------------------------------------------------------------
       Kronos, Sr. Notes, 8.875%, 6/30/09 (EUR)                           50,000             51
       -----------------------------------------------------------------------------------------
       La Quinta Inns, Sr. Notes, 7.40%, 9/15/05                         200,000            197
       -----------------------------------------------------------------------------------------
       Lamar Media, Sr. Sub. Notes, 8.625%, 9/15/07                      100,000            104
       -----------------------------------------------------------------------------------------
       Lear, Sr. Notes, 7.96%, 5/15/05                                   125,000            130
       -----------------------------------------------------------------------------------------
       Lennar, Series B, Sr. Notes, 9.95%, 5/1/10                        250,000            277
       Levi Strauss & Company
       -----------------------------------------------------------------------------------------
           Sr. Notes
               11.625%, 1/15/08                                           75,000             74
               ---------------------------------------------------------------------------------
           144A, 12.25%, 12/15/12                                         50,000             50
       -----------------------------------------------------------------------------------------
       LIN Holdings
           Sr. Notes, STEP, 0%, 3/1/08                                   175,000            179
       -----------------------------------------------------------------------------------------
       LNR Property, Sr. Sub. Notes, 10.50%, 1/15/09                      75,000             77
       -----------------------------------------------------------------------------------------
       Longview Fibre, Sr. Sub. Notes, 10.00%, 1/15/09                   250,000            265
       -----------------------------------------------------------------------------------------
       Lowes, Sr. Notes, 6.50%, 3/15/29                                  155,000            158
       -----------------------------------------------------------------------------------------
       Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                         100,000            100
       -----------------------------------------------------------------------------------------
       Luscar Coal, Sr. Notes, 9.75%, 10/15/11                            75,000             80
       -----------------------------------------------------------------------------------------
       Lyondell Chemical
           Sr. Notes
               9.50%, 12/15/08                                            50,000             50
               ---------------------------------------------------------------------------------
               9.875%, 5/1/07                                             25,000             26
       -----------------------------------------------------------------------------------------
       MacDermid, Sr. Sub. Notes, 9.125%, 7/15/11                        200,000            212
       -----------------------------------------------------------------------------------------
       Magnum Hunter Resources
           Sr. Notes
               9.60%, 3/15/12                                             50,000             54
               ---------------------------------------------------------------------------------
               10.00%, 6/1/07                                             25,000             26
       -----------------------------------------------------------------------------------------
       Manitowoc, Sr. Sub. Notes, 144A, 10.50%, 8/1/12                    50,000             52
       -----------------------------------------------------------------------------------------
       Masco, Sr. Notes, 5.875%, 7/15/12                                 265,000            273
       -----------------------------------------------------------------------------------------
       McCormick, Sr. Notes, 6.40%, 2/1/06                               325,000            344
       -----------------------------------------------------------------------------------------
       MDP Acquisitions, Sr. Notes, 144A, 9.625%, 10/1/12                 75,000             79
       -----------------------------------------------------------------------------------------
       Mediacom / Mediacom Capital, Sr. Notes, 9.50%, 1/15/13             25,000             22
       -----------------------------------------------------------------------------------------
       Mediacom Broadband, Sr. Notes, 11.00%, 7/15/13                    125,000            126
       -----------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Mikohn Gaming, Sr. Notes, 11.875%, 8/15/08                         50,000  $           38
      ------------------------------------------------------------------------------------------
      Morgan Stanley, Sr. Notes, 6.60%, 4/1/12                          205,000             220
      ------------------------------------------------------------------------------------------
      Motors & Gears, Sr. Notes, 10.75%, 11/15/06                        75,000              68
      ------------------------------------------------------------------------------------------
      MSX International, Sr. Sub. Notes, 11.375%, 1/15/08               100,000              45
      ------------------------------------------------------------------------------------------
      National Waterworks, Sr. Sub. Notes, 144A, 10.50%, 12/1/12         75,000              79
      ------------------------------------------------------------------------------------------
      Nationwide Financial Services, Sr. Notes, 5.90%, 7/1/12           330,000             321
      ------------------------------------------------------------------------------------------
      Navistar International, Series B, Sr. Notes, 9.375%, 6/1/06        75,000              73
      ------------------------------------------------------------------------------------------
      News America Holdings, Sr. Notes, 8.50%, 2/15/05                  200,000             216
      ------------------------------------------------------------------------------------------
      Nextel Communications
          Sr. Notes
              9.375%, 11/15/09 [sec]                                     25,000              23
              ----------------------------------------------------------------------------------
              STEP, 0%, 2/15/08                                          25,000              23
              ----------------------------------------------------------------------------------
              STEP, 10.65%, 9/15/07                                     225,000             220
      ------------------------------------------------------------------------------------------
      Nextel Partners, Sr. Notes, 12.50%, 11/15/09                       75,000              69
      ------------------------------------------------------------------------------------------
      NiSource Finance, Sr. Notes, 7.625%, 11/15/05                     365,000             380
      ------------------------------------------------------------------------------------------
      Noram Energy, Sr. Notes, 6.50%, 2/1/08                             65,000              50
      ------------------------------------------------------------------------------------------
      Nortek, Series B, Sr. Sub. Notes, 9.875%, 6/15/11                 175,000             174
      ------------------------------------------------------------------------------------------
      North Fork Bancorporation, Sr. Sub. Notes, 144A, 5.875%, 8/15/12   60,000              63
      ------------------------------------------------------------------------------------------
      Northwest Airlines, Sr. Sub. Notes, 9.875%, 3/15/07                25,000              15
      ------------------------------------------------------------------------------------------
      Omnicare, Sr. Notes, 8.125%, 3/15/11                              150,000             162
      ------------------------------------------------------------------------------------------
      Owens Brockway Glass Container, Sr. Notes, 8.875%, 2/15/09        125,000             130
      ------------------------------------------------------------------------------------------
      Owens-Illinois, Sr. Notes, 7.15%, 5/15/05                          50,000              48
      ------------------------------------------------------------------------------------------
      P&L Coal, Sr. Sub. Notes, 9.625%, 5/15/08                         100,000             105
      ------------------------------------------------------------------------------------------
      Packaged Ice, Series B, Sr. Sub. Notes, 9.75%, 2/1/05              75,000              59
      ------------------------------------------------------------------------------------------
      Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09        225,000             244
      ------------------------------------------------------------------------------------------
      Paxson Communications
          Sr. Sub. Notes
              10.75%, 7/15/08                                            50,000              49
              ----------------------------------------------------------------------------------
              STEP, 0%, 1/15/09                                         175,000             109
      ------------------------------------------------------------------------------------------
      PDVSA Finance, Sr. Notes, 6.45%, 2/15/04                          187,500             186
      ------------------------------------------------------------------------------------------
      Penn National Gaming, Sr. Sub. Notes, 11.125%, 3/1/08             175,000             190
      ------------------------------------------------------------------------------------------
      Pennzoil Quaker State, Sr. Notes, 10.00%, 11/1/08                  16,000              18
      ------------------------------------------------------------------------------------------
      Petro Stopping, Sr. Notes, 10.50%, 2/1/07                         225,000             207
      ------------------------------------------------------------------------------------------
      Petroleum Helicopters, Sr. Notes, 9.375%, 5/1/09                   75,000              78
      ------------------------------------------------------------------------------------------
      PHH, MTN, 8.125%, 2/3/03                                          200,000             200
      ------------------------------------------------------------------------------------------
      Pinnacle West Capital, Sr. Notes, 6.40%, 4/1/06                   170,000             167
      ------------------------------------------------------------------------------------------
      Plastipak Holdings, Sr. Notes, 10.75%, 9/1/11                      50,000              54
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Playtex Products, Sr. Sub. Notes, 9.375%, 6/1/11                  250,000  $          272
      ------------------------------------------------------------------------------------------
      Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11                         125,000             136
      ------------------------------------------------------------------------------------------
      PPL Energy, Sr. Notes, 6.40%, 11/1/11                             230,000             218
      ------------------------------------------------------------------------------------------
      Pride Petroleum, Sr. Notes, 9.375%, 5/1/07                        100,000             104
      ------------------------------------------------------------------------------------------
      Primedia
          Sr. Notes
              8.50%, 2/1/06                                             100,000              94
              ----------------------------------------------------------------------------------
              10.25%, 6/1/04                                             75,000              73
      ------------------------------------------------------------------------------------------
      Principal Mutual Life, 144A, 8.00%, 3/1/44                        450,000             441
      ------------------------------------------------------------------------------------------
      Progress Energy, Sr. Notes, 6.75%, 3/1/06 *                       100,000             106
      ------------------------------------------------------------------------------------------
      PSEG Power, Sr. Notes, 8.625%, 4/15/31                            125,000             128
      ------------------------------------------------------------------------------------------
      Quebecor Media, Sr. Notes, 11.125%, 7/15/11                        75,000              69
      ------------------------------------------------------------------------------------------
      R.H. Donnelley Finance
          Sr. Notes, 144A, 8.875%, 12/15/10                              25,000              26
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 144A, 10.875%, 12/15/12                        75,000              80
          --------------------------------------------------------------------------------------
      Radio One, Sr. Sub. Notes, 8.875%, 7/1/11                         125,000             135
      ------------------------------------------------------------------------------------------
      Regions Financial, Sr. Sub. Notes, 6.375%, 5/15/12                285,000             311
      ------------------------------------------------------------------------------------------
      Rexnord, Sr. Sub. Notes, 144A, 10.125%, 12/15/12                  125,000             129
      ------------------------------------------------------------------------------------------
      Riviera Holdings, Sr. Notes, 144A, 11.00%, 6/15/10                 50,000              46
      ------------------------------------------------------------------------------------------
      Rogers Cablesystems, Sr. Notes, 10.00%, 3/15/05                    90,000              92
      ------------------------------------------------------------------------------------------
      Rogers Cantel
          Sr. Notes, 9.375%, 6/1/08                                      50,000              48
          --------------------------------------------------------------------------------------
          Sr. Sub. Notes, 8.80%, 10/1/07                                 25,000              21
          --------------------------------------------------------------------------------------
      Rogers Wireless, Sr. Notes, 9.625%, 5/1/11                        100,000              93
      ------------------------------------------------------------------------------------------
      Rouse, Sr. Notes, 8.43%, 4/27/05                                  400,000             429
      ------------------------------------------------------------------------------------------
      Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                           175,000             188
      ------------------------------------------------------------------------------------------
      Salem Communications, Sr. Sub. Notes, 9.00%, 7/1/11               100,000             105
      ------------------------------------------------------------------------------------------
      Schuff Steel, Sr. Notes, 10.50%, 6/1/08                           100,000              77
      ------------------------------------------------------------------------------------------
      Seagate Tech, Sr. Notes, 144A, 8.00%, 5/15/09                      75,000              78
      ------------------------------------------------------------------------------------------
      Sears Roebuck Acceptance Corp., Sr. Notes, 6.70%, 4/15/12         210,000             199
      ------------------------------------------------------------------------------------------
      Sempra Energy, Sr. Notes, 6.80%, 7/1/04                           320,000             327
      ------------------------------------------------------------------------------------------
      Sequa, Sr. Notes, 9.00%, 8/1/09                                    50,000              49
      ------------------------------------------------------------------------------------------
      ServiceMaster, Sr. Notes, 7.25%, 3/1/38                           225,000             217
      ------------------------------------------------------------------------------------------
      Silgan Holdings, Sr. Sub. Notes, 9.00%, 6/1/09                    200,000             209
      ------------------------------------------------------------------------------------------
      Simmons, Sr. Sub. Notes, 10.25%, 3/15/09                           50,000              54
      ------------------------------------------------------------------------------------------
      Sinclair Broadcast Group
          Sr. Sub. Notes
          144A, 8.00%, 3/15/12                                           50,000              52
          --------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
              8.75%, 12/15/07                                           200,000  $          208
      ------------------------------------------------------------------------------------------
      SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                              25,000              23
      ------------------------------------------------------------------------------------------
      Six Flags, Sr. Notes, 9.50%, 2/1/09                               275,000             261
      ------------------------------------------------------------------------------------------
      Smithfield Foods, Sr. Notes, 8.00%, 10/15/09                      175,000             178
      ------------------------------------------------------------------------------------------
      Smurfit Capital, Sr. Notes, 6.75%, 11/20/05                        75,000              75
      ------------------------------------------------------------------------------------------
      Southern Power Company, Sr. Notes, 6.25%, 7/15/12                 180,000             184
      ------------------------------------------------------------------------------------------
      Spanish Broadcasting Systems, Sr. Sub. Notes, 9.625%, 11/1/09     150,000             154
      ------------------------------------------------------------------------------------------
      Starwood Hotels & Resorts, Sr. Notes, 7.375%, 5/1/07              100,000              98
      ------------------------------------------------------------------------------------------
      State Street, Sr. Sub. Notes, 7.65%, 6/15/10                      190,000             221
      ------------------------------------------------------------------------------------------
      Station Casinos, Sr. Sub. Notes, 9.875%, 7/1/10                    75,000              82
      ------------------------------------------------------------------------------------------
      Steel Dynamics, Sr. Notes, 9.50%, 3/15/09                         125,000             133
      ------------------------------------------------------------------------------------------
      Stena, Sr. Notes, 144A, 9.625%, 12/1/12                            25,000              25
      ------------------------------------------------------------------------------------------
      Stone Container, Sr. Notes, 8.375%, 7/1/12                        100,000             105
      ------------------------------------------------------------------------------------------
      Swift Energy, Sr. Sub. Notes, 9.375%, 5/1/12                      125,000             119
      ------------------------------------------------------------------------------------------
      Synagro Technologies, Sr. Sub. Notes, 9.50%, 4/1/09               125,000             130
      ------------------------------------------------------------------------------------------
      Telecorp PCS, Sr. Sub. Notes, 10.625%, 7/15/10                     25,000              27
      ------------------------------------------------------------------------------------------
      Terex, Sr. Sub. Notes, 10.375%, 4/1/11                             25,000              24
      ------------------------------------------------------------------------------------------
      Transwestern Holdings, Sr. Notes, STEP, 0%, 11/15/08               50,000              53
      ------------------------------------------------------------------------------------------
      Transwestern Publishing, Sr. Sub. Notes, 9.625%, 11/15/07          25,000              26
      ------------------------------------------------------------------------------------------
      TravelCenters of America, Sr. Sub. Notes, 12.75%, 5/1/09          400,000             424
      ------------------------------------------------------------------------------------------
      Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09                  200,000             223
      ------------------------------------------------------------------------------------------
      Trimas, Sr. Sub. Notes, 144A, 9.875%, 6/15/12                     125,000             129
      ------------------------------------------------------------------------------------------
      Tritel PCS, Sr. Sub. Notes, 10.375%, 1/15/11                       75,000              79
      ------------------------------------------------------------------------------------------
      Triton PCS, Sr. Sub. Notes, STEP, 0%, 5/1/08                      125,000             111
      ------------------------------------------------------------------------------------------
      Tyco International
          Sr. Notes
              5.80%, 8/1/06                                             140,000             125
              ----------------------------------------------------------------------------------
              6.125%, 1/15/09                                            25,000              22
              ----------------------------------------------------------------------------------
              6.375%, 10/15/11                                           50,000              44
              ----------------------------------------------------------------------------------
              6.75%, 2/15/11                                             25,000              22
      ------------------------------------------------------------------------------------------
      UCAR Finance, Sr. Notes, 10.25%, 2/15/12                           50,000              42
      ------------------------------------------------------------------------------------------
      Union Pacific, Sr. Notes, 6.50%, 4/15/12                          210,000             227
      ------------------------------------------------------------------------------------------
      Universal Compression, Sr. Notes, STEP, 0%, 2/15/08               250,000             255
      ------------------------------------------------------------------------------------------
      UST, Sr. Notes, 144A, 6.625%, 7/15/12                             260,000             271
      ------------------------------------------------------------------------------------------
      Venetian Casino, 2nd Mtg., 144A, 11.00%, 6/15/10                  200,000             211
      ------------------------------------------------------------------------------------------
      Verizon Florida, Series F, Sr. Notes, 6.125%, 1/15/13             125,000             128
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                     SHARES/PAR           VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Verizon Global Funding
          Sr. Notes
              7.375%, 9/1/12                                             65,000  $           72
              ----------------------------------------------------------------------------------
              7.75%, 12/1/30                                            110,000             122
      ------------------------------------------------------------------------------------------
      Viacom, Sr. Notes, 5.625%, 8/15/12                                120,000             124
      ------------------------------------------------------------------------------------------
      Vicar Operating, Sr. Sub. Notes, 9.875%, 12/1/09                  100,000             109
      ------------------------------------------------------------------------------------------
      Washington Mutual Bank, Sr. Sub. Notes, 5.50%, 1/15/13            250,000             248
      ------------------------------------------------------------------------------------------
      WCI Communities, Sr. Sub. Notes, 10.625%, 2/15/11                  75,000              74
      ------------------------------------------------------------------------------------------
      Wells Fargo Financial, Sr. Notes, 5.50%, 8/1/12                   320,000             331
      ------------------------------------------------------------------------------------------
      Western Financial Savings, Sr. Sub. Notes, 8.875%, 8/1/07          50,000              49
      ------------------------------------------------------------------------------------------
      Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08                           165,000             171
      ------------------------------------------------------------------------------------------
      Williams Scotsman, Sr. Notes, 9.875%, 6/1/07                       75,000              70
      ------------------------------------------------------------------------------------------
      Willis Corroon, Sr. Sub. Notes, 9.00%, 2/1/09                     200,000             211
      ------------------------------------------------------------------------------------------
      XL Capital Finance, Sr. Notes, 6.50%, 1/15/12                     425,000             433
      ------------------------------------------------------------------------------------------
      Young Broadcasting
          Sr. Sub. Notes
              8.75%, 6/15/07                                             51,000              49
              ----------------------------------------------------------------------------------
              10.00%, 3/1/11                                             76,000              76
      ------------------------------------------------------------------------------------------
      Yum! Brands, Sr. Notes, 7.70%, 7/1/12                              75,000              78
      ------------------------------------------------------------------------------------------
      Total Corporate Bonds (Cost $50,707)                                               50,802
                                                                                 ---------------

      CONVERTIBLE BONDS 0.0%

      Solectron, LYONs, 0.01%, 11/20/20                                 150,000              76
      ------------------------------------------------------------------------------------------
      Total Convertible Bonds (Cost $73)                                                     76
                                                                                 ---------------

      ASSET-BACKED SECURITIES 2.3%

      Capital Auto Receivables Asset Trust, Series 2002-2, Class CERT
              4.18%, 10/15/07                                           675,000             691
      ------------------------------------------------------------------------------------------
      Chase Manhattan Auto Owner Trust, Series 2001-B, Class CTFS
              3.75%, 5/15/08                                            213,000             217
      ------------------------------------------------------------------------------------------
      CIT RV Trust, Series 1998-A, Class A4
              6.09%, 2/15/12                                            719,701             741
      ------------------------------------------------------------------------------------------
      Citibank Credit Card Issuance Trust
          Series 2000-A3, Class A3, 6.875%, 11/16/09                    525,000             592
          --------------------------------------------------------------------------------------
          Series 2000-C1, Class C1, 7.45%, 9/15/07                      400,000             434
      ------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage, CMO
              6.502%, 11/25/30                                          800,000             839
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Harley Davidson Motorcycle Trust, Series 2002-1, Class B
              4.36%, 1/15/10                                           307,981    $         315
      ------------------------------------------------------------------------------------------
      MBNA Master Credit Card Trust II
          Series 1998-E, Class A, VR, 2.005%, 9/15/10                  325,000              325
          --------------------------------------------------------------------------------------
          Series 2000-D, Class C, 8.40%, 9/15/09                       450,000              500
      ------------------------------------------------------------------------------------------
      Reliant Energy Transition Bond
          Series 2001-1, Class A4, 5.63%, 9/15/15                      375,000              389
      ------------------------------------------------------------------------------------------
      Salomon Smith Barney RV Trust
          Series 2001-1, Class A3, 4.74%, 2/15/13                      425,000              439
      ------------------------------------------------------------------------------------------
      Toyota Auto Receivables Owner Trust, Series 2000-B, Class A4
              6.80%, 4/15/07                                           575,000              603
      ------------------------------------------------------------------------------------------
      Total Asset-Backed Securities (Cost $5,903)                                         6,085
                                                                                 ---------------

      NON-U.S. GOVERNMENT MORTGAGE-BACKED
      SECURITIES 2.2%

      BankBoston Home Equity Loan Trust, Series 1998-1, Class A6
              6.35%, 2/25/13                                           686,897              721
      ------------------------------------------------------------------------------------------
      Chase Funding Mortgage Loan Corp.
          Series 2002-1, Class 1A3, 5.039%, 12/25/23                   575,000              581
          --------------------------------------------------------------------------------------
          Series 2002-2, Class 1 A6, 5.214%, 8/25/13                   350,000              354
          --------------------------------------------------------------------------------------
          Series 2002-2, Class 1M1, 5.599%, 9/25/31                     80,000               81
      ------------------------------------------------------------------------------------------
      GSR Mortgage Loan Trust, Series 2001-1, Class A12
              4.66%, 11/25/31                                          329,664              329
      ------------------------------------------------------------------------------------------
      JP Morgan Chase Commercial Mortgage Securities
          Series 2001-CIB2, Class A2, CMO
              6.244%, 4/15/35                                          500,000              543
          --------------------------------------------------------------------------------------
          Series 2001-CIBC, Class A3, CMO
              6.26%, 3/15/33                                           775,000              839
      ------------------------------------------------------------------------------------------
      Mellon Residential Funding, Series 2001-HEIL, Class A3
              5.945%, 2/25/11                                          825,000              848
      ------------------------------------------------------------------------------------------
      Morgan Stanley Dean Witter Capital, CMO
              5.98%, 1/15/39                                           350,000              372
      ------------------------------------------------------------------------------------------
      Residential Funding Mortgage, Series 1999-S3, Class A1, CMO
              6.50%, 1/25/29                                           211,699              214
      ------------------------------------------------------------------------------------------
      Salomon Brothers Mortgage Securities VII
          Series 2001-C1, Class A2, CMO, 6.226%, 12/18/35              475,000              515
      ------------------------------------------------------------------------------------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      Summit Mortgage Trust, Series 2002-1, Class A2, CMO
              6.34%, 6/28/16                                           400,000    $         413
      ------------------------------------------------------------------------------------------
      Total Non-U.S. Government Mortgage-Backed Securities
             (Cost $5,585)                                                                5,810
                                                                                  --------------

      U.S. GOVERNMENT MORTGAGE-BACKED
      SECURITIES 9.6%

      Federal Home Loan Mortgage
              4.701%, 9/1/32                                           400,000              407
              ----------------------------------------------------------------------------------
              5.00%, 12/1/08                                           786,738              805
              ----------------------------------------------------------------------------------
              7.00%, 11/1/30 - 6/1/32                                2,037,554            2,127
              ----------------------------------------------------------------------------------
          CMO, 6.50%, 3/15/28                                          800,000              831
          --------------------------------------------------------------------------------------
      Federal National Mortgage Assn.
              6.00%, 10/1/13 - 11/1/28                               7,642,937            7,919
              ----------------------------------------------------------------------------------
              6.50%, 7/1/32                                            534,191              552
              ----------------------------------------------------------------------------------
              7.00%, 1/1/31 - 7/1/32                                   948,809              991
              ----------------------------------------------------------------------------------
          CMO, 5.50%, 7/25/28                                          975,000              998
          --------------------------------------------------------------------------------------
          Interest Only, 6.00%, 3/1/32 +                               327,045               71
          --------------------------------------------------------------------------------------
              6.50%, 2/1/32 +                                          579,900              101
              ----------------------------------------------------------------------------------
          TBA
              5.50%, 1/1/17-1/1/32                                   2,875,000            2,902
              ----------------------------------------------------------------------------------
              6.50%, 1/1/17-1/1/32                                   1,349,000            1,407
      ------------------------------------------------------------------------------------------
      Government National Mortgage Assn. I
              6.00%, 5/15/26                                           155,392              161
              ----------------------------------------------------------------------------------
              6.50%, 4/15/26 - 7/15/28                               2,494,485            2,609
              ----------------------------------------------------------------------------------
              7.00%, 2/15/27                                           222,549              235
              ----------------------------------------------------------------------------------
              7.50%, 9/15/22 - 12/15/25                                170,225              183
              ----------------------------------------------------------------------------------
              8.00%, 1/15/22 - 11/15/24                                123,401              134
              ----------------------------------------------------------------------------------
              8.50%, 9/15/24                                            52,375               57
              ----------------------------------------------------------------------------------
              10.50%, 2/15 - 8/15/13                                     3,023                4
              ----------------------------------------------------------------------------------
          Midget, 7.00%, 3/15 - 12/15/13                               360,866              388
          --------------------------------------------------------------------------------------
          TBA, 7.50%, 1/1/32                                           192,190              205
      ------------------------------------------------------------------------------------------
      Government National Mortgage Assn. II
              6.50%, 9/20/32                                           566,573              589
              ----------------------------------------------------------------------------------
              7.00%, 2/20 - 7/20/27                                    561,691              591
              ----------------------------------------------------------------------------------
              8.00%, 10/20/25                                           28,464               31
              ----------------------------------------------------------------------------------
          TBA, 6.00%, 1/1/32                                           950,000              971
      ------------------------------------------------------------------------------------------
      Total U.S. Government Mortgage-Backed Securities (Cost $24,934)                    25,269
                                                                                 ---------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                    SHARES/PAR            VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
      U.S. GOVERNMENT OBLIGATIONS/
      AGENCIES 9.5%

      Federal Home Loan Bank, 5.75%, 5/15/12                           875,000    $         940
      ------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage
              4.625%, 2/15/07 (EUR)                                  2,850,000            2,909
              ----------------------------------------------------------------------------------
              5.75%, 1/15/12                                         1,254,000            1,355
              ----------------------------------------------------------------------------------
              6.25%, 7/15/32                                           151,000              163
              ----------------------------------------------------------------------------------
              6.75%, 3/15/31                                            97,000              111
      ------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.
              5.25%, 8/1/12 [sec]                                      300,000              303
              ----------------------------------------------------------------------------------
              5.75%, 2/15/08 [sec]                                     210,000              229
              ----------------------------------------------------------------------------------
              6.00%, 5/15/11                                           945,000            1,035
              ----------------------------------------------------------------------------------
              7.125%, 1/15/30 [sec]                                     65,000               78
      ------------------------------------------------------------------------------------------
      U.S. Treasury Bonds
              5.375%, 2/15/31 [sec]                                    165,000              173
              ----------------------------------------------------------------------------------
              6.00%, 2/15/26 [sec]                                      60,000               66
              ----------------------------------------------------------------------------------
              6.25%, 8/15/23 - 5/15/30 [sec]                         2,255,000            2,581
              ----------------------------------------------------------------------------------
              6.375%, 8/15/27 [sec]                                  2,575,000            2,980
              ----------------------------------------------------------------------------------
              7.50%, 11/15/16 [sec]                                    940,000            1,189
      ------------------------------------------------------------------------------------------
      U.S. Treasury Inflation-Indexed Notes, 3.875%, 1/15/09         1,517,368            1,647
      ------------------------------------------------------------------------------------------
      U.S. Treasury Notes
              3.25%, 12/31/03 - 8/15/07 [sec]                          575,000              583
              ----------------------------------------------------------------------------------
              3.50%, 11/15/06 [sec]                                    445,000              454
              ----------------------------------------------------------------------------------
              4.25%, 11/15/03                                          505,000              518
              ----------------------------------------------------------------------------------
              4.375%, 8/15/12                                          210,000              213
              ----------------------------------------------------------------------------------
              4.75%, 11/15/08 [sec]                                  1,991,000            2,116
              ----------------------------------------------------------------------------------
              4.875%, 2/15/12 [sec]                                    175,000              184
              ----------------------------------------------------------------------------------
              5.875%, 11/15/04 [sec] **                              1,275,000            1,368
              ----------------------------------------------------------------------------------
              6.50%, 8/15/05                                         3,520,000            3,897
      ------------------------------------------------------------------------------------------
      Total U.S. Government Obligations/Agencies (Cost $24,005)                          25,092
                                                                                  --------------
      SHORT-TERM INVESTMENTS 13.0%

      MONEY MARKET FUNDS 13.0%
      T. Rowe Price Reserve Investment Fund, 1.66% #                34,239,257           34,239
      ------------------------------------------------------------------------------------------
      Total Short-Term Investments (Cost $34,239)                                        34,239
                                                                                  --------------

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

                                                                                          VALUE
------------------------------------------------------------------------------------------------
                                                                                   In thousands
 TOTAL INVESTMENTS IN SECURITIES
 101.8% of Net Assets (Cost $271,022)                                             $     269,051

 FUTURES CONTRACTS

                                                             Contract          Unrealized
                                               Expiration    Value             Gain (Loss)
                                               ----------    --------          -----------
                                                                    In thousands
Short, 32 U.S. Treasury 5 year contracts,
$46,000 of U.S. Treasury Notes
pledged as initial margin                      3/03          $       (3,535)     $      11

Short, 37 U.S. Treasury 10 year contracts,
$68,600 of U.S. Treasury Notes
pledged as initial margin                      3/03                  (4,111)            36

Net payments (receipts) of variation
margin to date                                                                         (68)
                                                                                 ----------
Variation margin receivable (payable)
on open futures contracts                                                                                (21)

  Other Assets Less Liabilities                                                                       (4,657)
                                                                                               --------------

NET ASSETS                                                                                     $     264,373
                                                                                               --------------

               #  Seven-day yield
               *  Non-income producing
        [square]  Security valued by the fund's Board of Directors
           [sec] All or a portion of this security is on loan at November 30, 2002 - See Note 2
 [double dagger]  Securities contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules-total of such securities at year-end amounts to $54 and represents 0.0% of net assets
              ** All or a portion of this security is pledged to cover margin requirements on futures contracts at November 30, 2002
            144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers-total of such securities at period-end amounts to $4,634 and represents 1.8% of net assets
               + Interest Only security for which the fund receives interest on notional principal (par)
             ADR  American Depository Receipts
             AUD  Australian dollar
             CAD  Canadian dollar
             CHF  Swiss franc
             CMO  Collateralized Mortgage Obligation
             DKK  Danish krone
             ETC  Equipment trust certificate
             EUR  Euro
             GBP  British pound
             GDR  Global Depository Receipts
             HKD  Hong Kong dollar
             JPY  Japanese yen
             KRW  South Korean won
           LYONs  Liquid Yield Option Notes
             MTN  Medium-Term Note
             MXN  Mexican peso
             NOK  Norwegian krone
             NZD  New Zealand dollar
             PIK  Payment-in-Kind
            REIT  Real Estate Investment Trust
             SEK  Swedish krona
             SGD  Singapore dollar
            STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
             TBA To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                     November 30 ,2002

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

In thousands

       ASSETS

       Investments in securities, at value (Cost $271,022)                      $     269,051
       Securities lending collateral                                                   18,562
       Other assets                                                                     3,627
                                                                                --------------
       Total assets                                                                   291,240
                                                                                --------------
       LIABILITIES

       Obligation to return securities lending collateral                              18,562
       Other liabilities                                                                8,305
                                                                                --------------
       Total liabilities                                                               26,867
                                                                                --------------
       NET ASSETS                                                               $     264,373
                                                                                ==============
       NET ASSETS CONSIST OF:
       Undistributed net investment income (loss)                               $       1,283
       Undistributed net realized gain (loss)                                          (9,342)
       Net unrealized gain (loss)                                                      (1,923)
       Paid-in-capital applicable to 21,637,107 shares of
       $0.0001 par value capital stock outstanding;
         1,000,000,000 shares of the Corporation authorized                           274,355
                                                                                --------------

       NET ASSETS                                                               $     264,373
                                                                                ==============

       NET ASSET VALUE PER SHARE                                                $       12.22
                                                                                ==============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

In thousands

                                                                                  6 Months
                                                                                     Ended
                                                                                  11/30/02
       INVESTMENT INCOME (LOSS)
       Income
         Interest                                                             $     3,888
         Dividend                                                                   1,015
         Securities lending                                                            24
                                                                              ------------
         Total income                                                               4,927
                                                                              ------------
       Expenses
         Shareholder servicing                                                        507
         Investment management                                                        370
         Custody and accounting                                                       102
         Prospectus and shareholder reports                                            28
         Registration                                                                  17
         Legal and audit                                                                8
         Directors                                                                      3
         Miscellaneous                                                                  2
                                                                              ------------
         Total expenses                                                             1,037
         Expenses paid indirectly                                                      (2)
                                                                              ------------
         Net expenses                                                               1,035
                                                                              ------------
       Net investment income (loss)                                                 3,892
                                                                              ------------
       REALIZED AND UNREALIZED GAIN (LOSS)

       Net Realized gain (loss)
         Securities                                                                (4,326)
         Futures                                                                     (498)
         Foreign currency transactions                                                (24)
                                                                              ------------
         Net realized gain (loss)                                                  (4,848)
                                                                              ------------
       Change in net unrealized gain (loss)
         Securities                                                                (8,626)
         Futures                                                                      193
         Other assets and liabilities
         denominated in foreign currencies                                             (2)
                                                                              ------------
         Change in net unrealized gain (loss)                                      (8,435)
                                                                              ------------
       Net realized and unrealized gain (loss)                                    (13,283)
                                                                              ------------
       INCREASE (DECREASE) IN NET
       ASSETS FROM OPERATION                                                  $    (9,391)
                                                                              ============

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

In thousands

                                                                          6 Months               Year
                                                                             Ended              Ended
                                                                          11/30/02            5/31/02
       INCREASE (DECREASE) IN NET ASSETS
       Operations
        Net investment income (loss)                                  $      3,892        $     8,452
        Net realized gain (loss)                                            (4,848)            (3,439)
        Change in net unrealized gain (loss)                                (8,435)            (1,470)
                                                                      --------------------------------
        Increase (decrease) in net assets from operations                   (9,391)             3,543
                                                                      --------------------------------
       Distributions to shareholders
        Net investment income                                               (4,263)            (8,519)
                                                                      --------------------------------
       Capital share transactions *
        Shares sold                                                         41,259             91,300
        Distributions reinvested                                             4,206              8,417
        Shares redeemed                                                    (37,810)           (70,513)
                                                                      --------------------------------
        Increase (decrease) in net assets from capital
        share transactions                                                   7,655             29,204
                                                                      --------------------------------
       NET ASSETS
       Increase (decrease) during period                                    (5,999)            24,228
       Beginning of period                                                 270,372            246,144
                                                                      --------------------------------
       End of period                                                  $    264,373        $   270,372
                                                                      ================================

     * Shares information
        Shares sold                                                          3,425              7,129
        Distributions reinvested                                               349                667
        Shares redeemed                                                     (3,150)            (5,512)
                                                                      --------------------------------
       Increase (decrease) in shares outstanding                               624              2,284

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2002

  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

         T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Income Fund (the fund), a diversified, open-end management invest-ment company, is one of the portfolios established by the corporation and com- menced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with a primary emphasis on income and a secondary emphasis on capital growth, by investing in a diversified portfolio typically con-sisting of about 40% stocks, 40% bonds, and 20% money market securities.

         The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

         VALUATION Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

         Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

         Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

         good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

         CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

         PREMIUMS AND DISCOUNTS Premiums and discounts on debt securities are amortized for financial reporting purposes.

         EXPENSES PAID INDIRECTLY Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $2,000 and $0, respectively, for the six months ended November 30, 2002.

         OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

         Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

         FUTURES CONTRACTS During the six months ended November 30, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

         SECURITIES LENDING The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2002, the value of loaned securities was $17,569,000; aggregate collateral consisted of $18,562,000 in the securities lending collateral pool and government securities valued at $7,385,000.

         OTHER Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $66,462,000 and $44,104,000, respectively, for the six months ended November 30, 2002. Purchases and sales of U.S. government securities aggregated $89,604,000 and $104,540,000, respectively, for the six months ended November 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

         No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

         The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2002, the fund had $4,624,000 of unused capital loss carryforwards, of which $1,463,000 expire in 2009, and $3,161,000 expire in 2010.

         At November 30, 2002, the cost of investments for federal income tax purposes was $271,022,000. Net unrealized loss aggregated $1,923,000 at period-end, of which $12,135,000 related to appreciated investments and $14,058,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

         The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At November 30, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $47,000.

         Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 0.80%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.80%. Pursuant to this agreement, $242,000 of management fees were not accrued by the fund for the six months ended November 30, 2002. At November 30, 2002, unaccrued fees in the amount of $225,000 remain subject to reimbursement by the fund through May 31, 2004, and $242,000 through September 30, 2006.

T. ROWE PRICE PERSONAL STRATEGY INCOME FUND
--------------------------------------------------------------------------------

         In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
         T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $468,000 for the six months ended November 30, 2002, of which $93,000 was payable at period-end.

         The fund may invest in the T. Rowe Price Reserve Investment Fund and
         T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2002, totaled $372,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
-------------------------------
DOMESTIC
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*[dagger]
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
-------------------------------
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS
(CONTINUED)
-------------------------------
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS
-------------------------------
DOMESTIC TAXABLE
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS[dagger][dagger]
-------------------------------
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL
FUNDS
-------------------------------
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery[dagger]
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

                * T. Rowe Price Advisor Class available for these funds. The
                  T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T.Rowe Price Advisor Class funds, contact your financial professional or T.Rowe Price at 1-877-804-2315.

         [dagger] Closed to new investors.

 [dagger][dagger] Investments in the funds are not insured or guaranteed by the
                  FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

                                         T. Rowe Price Investment Services, Inc.
      T.ROWEPRICE [LOGO](R)              100 East Pratt Street
      INVEST WITH CONFIDENCE             Baltimore, MD 21202